UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

SCM Trust

(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300

Denver, CO 80202-1805

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

1875 Lawrence Street, Suite 300

Denver, CO 80202-1805

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988.

Date of fiscal year end: September 30

Date of reporting period: September 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS

ANNUAL REPORT

September 30, 2020

ICON Consumer Select Fund

ICON Equity Fund
ICON Equity Income Fund

ICON Flexible Bond Fund
ICON Health and Information Technology Fund

ICON Natural Resources and Infrastructure Fund
ICON Utilities and Income Fund
Shelton Emerging Markets Fund

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed on whether the information in this prospectus is adequate or accurate. Any representation to the contrary is a criminal offense. The Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (“FDIC”). Some funds or classes in this Prospectus may not be available in your state. Please check with your advisor to determine those funds and share classes available for sale in your state. The information contained in this Prospectus relates to all classes of shares of the Funds unless otherwise noted.

Beginning on May 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.sheltoncap.com for the Shelton Emerging Markets Fund and www.iconfunds.com for each other Fund listed above and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call (800) 764-0442 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at (800) 764-0442.

Table of Contents	September 30, 2020

Historical Performance and Manager’s Discussion	1
About Your Fund’s Expenses	11
Top Holdings and Sector Breakdown	13
Portfolio of Investments	15
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	32
Notes to Financial Statements	40
Report of Independent Registered Public Accounting Firm	50
Additional Information	51
Board Approval of the Investment Advisory Agreement	51
Board of Trustees and Executive Officers	54

Historical Performance and Manager’s Discussion (Unaudited)	September 30, 2020

Equity Market Review, Craig Callahan, DBA, Founder and CEO of ICON Advisers, Inc.:

During the fiscal year, stocks, on average, have been priced below ICON Advisers, Inc.’s (“ICON”), estimate of intrinsic value. Accordingly, prices moved higher from September 2019 through February 2020. Then in 23 trading days, the market crashed as investors realized we would have to shut down the economy to contain the outbreak of COVID-19 (“COVID”). Off of the market low on March 23, 2020, the S&P 1500 Index gained 51.7% through September 30, 2020. We believe the rebound is the beginning of a new bull market that could last at least two to three more years.

Sector performance during the rebound is very sensible based on ICON valuation readings. Economically sensitive, cyclical sectors like Consumer Discretionary, Information Technology, Materials and Industrials are leading while defensive, while so called recession proof sectors like Utilities, Consumer Staples and Telecommunication Services are lagging. We believe this theme is sustainable.

Fixed Income Market Review, Jerry Paul, CFA, Senior Vice President of Fixed Income at ICON Advisers, Inc.:

Over the past 12 months the fixed income market was dominated by COVID concerns and Federal Reserve actions. In response to actions taken by the Federal Reserve to overcome the dramatic negative economic impact of the actions taken to stem the spread of COVID interest rates fell to levels not previously seen in the United States.

Subsequent to the July 10 reorganization, the ICON Flexible Bond Fund’s performance continued to recover as credit spreads continued to improve. Also helping performance was the price recovery in several securities which had previously been negatively impacted by the crisis.

The US Treasury 10 year yield ranged from a high of 1.94% a year ago to a recent low of .50% over the past 12 months. As September 30, 2020 it is trading in the area of .75%-.85%. The Federal Reserve has strongly indicated the intention to keep interest rates lower longer and to accept a higher level of inflation than had previously been indicated. In addition, several members, including Chairman Powell, have expressed the view that additional fiscal response is required to assure economic progress.

The volatility of investment grade and high yield corporate bonds was dramatic surrounding the initial COVID actions to slow the pandemic. Yield spreads (the yield in excess of comparable US Treasuries) rose dramatically driving down the value of credit oriented fixed income assets. Liquidity virtually dried up in these assets for a brief time until the Federal Reserve announced asset purchase plans which for the first time included buying investment grade and high yield corporate bonds. This quickly stabilized these markets and subsequently caused the yield spreads to decline back to near normal.

ICON Fund Review (as of September 30, 2020):

ICON Consumer Select Fund – Since the reorganization of three series of ICON Funds into the ICON Consumer Select Fund on July 10, 2020, this fund has been overweight Consumer Discretionary, underweight Financials and void Consumer Staples through September 30, 2020. In addition, it has a few stocks from the Information Technology sector that are related to consumer spending.

ICON Health & Information Technology Fund – Since the reorganization of two series of ICON Funds into the fund on July 10, 2020, this fund is overweight Information Technology and underweight Healthcare through September 30, 2020.

ICON Natural Resources and Infrastructure – Since the reorganization of three series of ICON Funds into the fund on July 10, 2020, this fund is overweight Materials and Industrials and underweight in the Energy sector through September 30, 2020. The Materials and Industrial sectors have outperformed the Energy sector this year, before and after the fund merger.

ICON Utilities and Income Fund – As of September 30, 2020, the fund’s largest industry positions are Electric, Utilities, and Multi-Utilities through September 30, 2020. In addition, the fund holds a few stocks from the Industrials sector, companies that make products used by utilities.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	September 30, 2020

ICON Equity Fund – This fund has held a strong tilt toward economically sensitive, cyclical sectors through September 30, 2020. It has been underweighted or even void defensive, recession proof sectors. That position caused the fund to go down more than the market during the crash, but has enabled it to gain more than the broad market during advances.

ICON Equity Income Fund – The Dow Jones Dividend Index, as a proxy for dividend paying stocks, dropped more than the broad market during the crash of the first quarter and was then more sluggish then the market during the rebound. The fund attempted to combat those headwinds with a thematic sector tilt, yet still emphasizing yield. The four largest sector positions have been Consumer Discretionary, Financials, Industrials and Information Technology. As of September 30, 2020 the fund also has credit risk and experienced downward price pressure from a widening yield spread.

Flexible Bond Fund – The fund was adversely impacted by the COVID pandemic. Initially our credit risk-oriented portfolio experienced downward price pressure resulting from the yield spread widening. Most of this was subsequently recovered, however, as of September 30, 2020, the fund holds two bonds involved with aircraft leasing. We believe these holdings are most likely permanently impaired. We believe our event driven, value-oriented strategy continues to be otherwise successful with an abundance of the closed end fund arbitrage available and many yield to call opportunities. During the COVID induced crisis we improved the portfolio’s call protection, primarily with non-callable investment grade preferred stocks.

Historical Performance (Expressed in U.S. Dollars) (Unaudited)	September 30, 2020

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. Current performance may be lower or higher than the performance data cited. For more recent performance information, visit our website at www.iconfunds.com. Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

INSTITUTIONAL SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Consumer Select Fund	-10.29%	4.90%	6.38%	3.83%
S&P 1500 Financial Sector Index	-13.25%	7.40%	9.54%	4.71%

INVESTOR SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Consumer Select Fund	-10.46%	4.57%	6.06%	6.06%
S&P 1500 Financial Sector Index	-13.25%	7.40%	9.54%	9.54%

*

Performance prior to July 10, 2020 is that of the predecessor fund, the ICON Financials Fund, which was the accounting and performance survivor of the recent reorganization. For more details, see Note 6 of the Financial Statements.

Historical Performance (Expressed in U.S. Dollars) (Unaudited)	September 30, 2020

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. Current performance may be lower or higher than the performance data cited. For more recent performance information, visit our website at www.iconfunds.com. Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

INSTITUTIONAL SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Equity Fund	8.27%	9.92%	9.51%	5.60%
S&P 1500 Sector Index	13.42%	13.58%	13.46%	9.20%

INVESTOR SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Equity Fund	7.97%	9.61%	9.18%	4.22%
S&P 1500 Sector Index	13.42%	13.58%	13.46%	9.17%

*

Performance prior to July 10, 2020 is that of the predecessor fund, the ICON Long/Short Fund, which was the accounting and performance survivor of the recent reorganization. For more details, see Note 6 of the Financial Statements.

Historical Performance (Expressed in U.S. Dollars) (Unaudited)	September 30, 2020

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. Current performance may be lower or higher than the performance data cited. For more recent performance information, visit our website at www.iconfunds.com. Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

INSTITUTIONAL SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Equity Income Fund	-4.03%	6.63%	8.17%	6.28%
S&P 1500 Sector Index	13.42%	13.58%	13.46%	9.38%

INVESTOR SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Equity Income Fund	-4.33%	6.35%	7.89%	5.20%
S&P 1500 Sector Index	13.42%	13.58%	13.46%	9.17%

*

Performance prior to July 10, 2020 is that of the predecessor fund, the ICON Equity Income Fund, which was the accounting and performance survivor of the recent reorganization. For more details, see Note 6 of the Financial Statements.

Historical Performance (Expressed in U.S. Dollars) (Unaudited)	September 30, 2020

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. Current performance may be lower or higher than the performance data cited. For more recent performance information, visit our website at www.iconfunds.com. Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

INSTITUTIONAL SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Flexible Bond Fund	1.32%	3.89%	3.41%	4.25%
Bloomberg Barclays US Universal Index ex-MBS	7.37%	4.95%	4.22%	4.90%

INVESTOR SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Flexible Bond Fund	1.12%	3.60%	3.15%	3.15%
Bloomberg Barclays US Universal Index ex-MBS	7.37%	4.95%	4.22%	4.22%

*

Performance prior to July 10, 2020 is that of the predecessor fund, the ICON Flexible Bond Fund, which was the accounting and performance survivor of the recent reorganization. For more details, see Note 6 of the Financial Statements.

Historical Performance (Expressed in U.S. Dollars) (Unaudited)	September 30, 2020

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. Current performance may be lower or higher than the performance data cited. For more recent performance information, visit our website at www.iconfunds.com. Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

INSTITUTIONAL SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Health and Information Technology	26.59%	18.27%	15.70%	10.24%
S&P 1500 Technology Sector Index	44.92%	26.46%	20.02%	10.94%

INVESTOR SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Health and Information Technology	26.31%	17.93%	15.29%	15.29%
S&P 1500 Technology Sector Index	44.92%	26.46%	20.02%	20.02%

*

Performance prior to July 10, 2020 is that of the predecessor fund, the ICON Information Technology Fund, which was the accounting and performance survivor of the recent reorganization. For more details, see Note 6 of the Financial Statements.

Historical Performance (Expressed in U.S. Dollars) (Unaudited)	September 30, 2020

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. Current performance may be lower or higher than the performance data cited. For more recent performance information, visit our website at www.iconfunds.com. Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

INSTITUTIONAL SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Natural Resources and Infrastructure Fund	-4.21%	6.25%	5.19%	4.24%
S&P 1500 Sector Index	13.42%	13.58%	13.46%	8.36%

INVESTOR SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Natural Resources and Infrastructure Fund	-4.40%	6.00%	4.89%	4.89%
S&P 1500 Sector Index	13.42%	13.58%	13.46%	13.46%

*

Performance prior to July 10, 2020 is that of the predecessor fund, the ICON Natural Resources Fund, which was the accounting and performance survivor of the recent organization. For more details, see Note 6 of the Financial Statements.

Historical Performance (Expressed in U.S. Dollars) (Unaudited)	September 30, 2020

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. Current performance may be lower or higher than the performance data cited. For more recent performance information, visit our website at www.iconfunds.com. Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

INSTITUTIONAL SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Utilities and Income Fund	-7.35%	9.11%	9.34%	8.06%
S&P 1500 Utilities Sector Index	-7.06%	10.16%	10.73%	8.32%

INVESTOR SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
ICON Utilities and Income Fund	-7.69%	8.80%	9.02%	9.02%
S&P 1500 Utilities Sector Index	-7.06%	10.16%	10.73%	10.73%

*

Performance prior to July 10, 2020 is that of the predecessor fund, the ICON Utilities Fund, which was the accounting and performance survivor of the recent reorganizations. For more details see Note 6 of the Financial Statements.

Historical Performance and Manager’s Discussion (Unaudited)	September 30, 2020

SHELTON EMERGING MARKETS FUND (Portfolio Manager: Andrew Manton)

The Shelton Emerging Markets Fund (the “Fund”, EMSQX/EMSLX) is the successor fund to the ICON Emerging Markets Fund (the “Predecessor Emerging Markets Fund”). Since June 2020, when the Predecessor Emerging Markets Fund was reorganized into the Fund, the Portfolio Management team has been investing using rigorous, bottom-up, fundamental stock selection to deliver attractive risk-adjusted returns for our investors.

For the Fund, which is managed by the same Portfolio Management team as the Shelton International Select Equity Fund (SISLX/ SISEX), a separate series of SCM Trust, our investment philosophy is centered around the concept of the competitive corporate life cycle. Our framework seeks to establish a level global playing field from which to assess a company’s ability to create value for shareholders. We recognize that companies evolve over time, and that the risks they face and the opportunities they capitalize on will differ at the various stages of their development. We directly measure this relationship between a company’s competitive opportunities and challenges, its economic performance, and its valuation in the equity market as it travels along the corporate life cycle.

Market Overview

For emerging-market equity investors, the 12-month period ending September 30, 2020 was dominated by Covid-19. Due to the pandemic and the world’s reaction to it, the MSCI Emerging Markets Index collapsed in February and March, then rallied over the summer, and finally finished these 12 months up 8.09%. As for the three months ending September 30, 2020, the first full quarter under the new management, the Index returned 8.73%.

Covid-19 began in Wuhan, China, but China’s underlying economy came out less scathed than other economies. In the first (March-ending) quarter of 2020, China’s GDP contracted by 6.8% Year over Year (“YoY”) as the Communist Party imposed a draconian lockdown and brought much economic activity to a standstill. That appears to have arrested the spread of the virus, as a result of which China began opening up at the end of the first quarter.

GDP grew 3.2% in the second quarter and then 4.9% in the third. PMIs went back into expansion territory by the third quarter, both because of the reopening and because of the fiscal stimulus, worth 4.7% of GDP, that Beijing pumped into the economy. Unlike in the West, though, these stimulus measures did not target consumers and the poor directly.

The last 12 months also witnessed the sharpest deterioration of China’s relations with the outside world in recent memory. This was not just because of the virus, though many blame the Communist Party for initially hiding news about the virus. The Party shocked the world in June by taking away the autonomy it had promised Hong Kong in the 1980s-90s. And it picked fights with India (skirmishes along the India-China border), Australia (blocking imports and detaining journalists), and the European Union (regarding Hong Kong and Taiwan). Most of all, its rhetoric against the U.S. got uglier. We believe this could have future implications for Chinese trade and investment.

In India, Covid-19 began affecting the economy only in late March, but the impact is still palpable. The number of new Covid-19 cases kept rising until mid-September. The government put in place a strong and long lockdown starting late March. As a result, GDP in India contracted by 23.9% YoY in the second quarter (ending June), the first contraction since 1980.

In response, New Delhi pushed a fiscal package worth 10% of GDP that included spending on lower-income households plus public investment, while the central bank also relaxed policy in various ways. This has provided some relief, most measures of economic activity rebounding in the third quarter. However, the employment and labor participation rates still have not come back to pre-Covid levels, according to surveys by the Centre for Monitoring Indian Economy as of October. Separately, the government has announced liberalizations in labor, agriculture and information technology, which could help long-term job creation.

Brazil also encountered Covid-19 later than China or the major industrialized countries. Daily new cases hit its peak in late July-early August. The pandemic and the ensuing lockdown left GDP declining by 11.4% YoY in the second quarter. But because of the fall in new cases since then, consumer and business confidence has been on the uptick. Fiscal measures amounted to 12% of GDP, including temporary cash transfers to vulnerable households and lower taxes, besides monetary easing.

In terms of sectors, Consumer Discretionary-which includes the e-commerce beneficiaries of the Covid-19 era-was the best performing for the 12 months ending September, followed by Healthcare and Information Technology. Energy and Financials performed the worst, as the oil price crashed and as Covid-19 raised the specter of bad loans.

In the three months ending September, too, Consumer Discretionary performed the best, followed by Information Technology and Materials. Energy and Financials were again the worst.

Performance Review

In the three months ending September 30, 2020, the first full quarter under the new management, the Fund returned 10.37% (Institutional class) and 10.14% (Investor class). Both outperformed its benchmark MSCI Emerging Markets Index.

Historical Performance (Expressed in U.S. Dollars) (Unaudited)	September 30, 2020

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. Current performance may be lower or higher than the performance data cited. For more recent performance information, visit our website at www.sheltoncap.com. Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

INSTITUTIONAL SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Emerging Markets Fund	5.78%	4.62%	2.91%	3.00%
MSCI Emerging Markets Index	10.84%	9.37%	2.86%	5.68%

INVESTOR SHARES*

Average Annual Total Returns
for years ended 9/30/20

Fund/ Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Emerging Markets Fund	5.48%	4.34%	2.67%	2.47%
MSCI Emerging Markets Index	10.84%	9.37%	2.86%	5.40%

*

Performance prior to July 10, 2020 is that of the predecessor fund, the ICON Emerging Markets Fund, which was the accounting and performance survivor of the recent reorganization. For more details, see Note 6 of the Financial Statements.

About Your Fund’s Expenses (Unaudited)	September 30, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period.

	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period*	Net Annual Expense Ratio
ICON Consumer Select Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,273	$ 8.61	1.52%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 7.64	1.52%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,271	$ 10.19	1.80%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,016	$ 9.05	1.80%

ICON Equity Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,357	$ 7.17	1.22%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.14	1.22%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,355	$ 8.57	1.46%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.35	1.46%

ICON Equity Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,238	$ 5.86	1.05%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.29	1.05%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,235	$ 7.19	1.29%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.49	1.29%

ICON Flexible Bond Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,111	$ 4.21	0.80%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 4.03	0.80%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,111	$ 5.53	1.05%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.29	1.05%

About Your Fund’s Expenses (Unaudited) (Continued)	September 30, 2020

	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period*	Net Annual Expense Ratio
ICON Health and Information Technology Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,387	$ 8.69	1.46%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.35	1.46%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,385	$ 10.47	1.76%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,016	$ 8.85	1.76%

ICON Natural Resources and Infrastructure Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,112	$ 7.79	1.48%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.45	1.48%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,343	$ 10.22	1.75%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,016	$ 8.80	1.75%

ICON Utilities and Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,112	$ 8.53	1.62%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 8.15	1.62%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,111	$ 8.05	1.53%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 7.69	1.53%

Shelton Emerging Markets Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,299	$ 7.34	1.28%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.44	1.28%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,297	$ 8.76	1.53%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 7.69	1.53%

*

Expenses are equal to the Fund’s annualized expense ratio listed in the “Net Annual Expense Ratio” column, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Top Holdings and Sector Breakdown (Unaudited)	September 30, 2020

ICON Consumer Select Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Amazon.com Inc	$4,165,770	8.1%
2	NIKE Inc	2,598,678	5.1%
3	Mastercard Inc	2,536,275	4.9%
4	Global Payments Inc	2,201,992	4.3%
5	LGI Homes Inc	2,021,358	3.9%
6	Five Below Inc	1,955,800	3.8%
7	Monarch Casino & Resort Inc	1,886,580	3.7%
8	Ulta Beauty Inc	1,814,238	3.5%
9	Voya Financial Inc	1,754,238	3.4%
10	Green Brick Partners Inc	1,706,729	3.3%

ICON Equity Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Skyworks Solutions Inc	$4,795,098	7.4%
2	Mastercard Inc	3,932,579	6.1%
3	EPAM Systems Inc	3,847,032	6.0%
4	NIKE Inc	3,377,026	5.2%
5	Global Payments Inc	3,349,514	5.2%
6	Bank of America Corp	2,753,198	4.3%
7	Adobe Inc	2,648,322	4.1%
8	Martin Marietta Materials Inc	2,400,672	3.7%
9	Ebix Inc	2,183,600	3.4%
10	Lowe’s Cos Inc	2,073,250	3.2%

ICON Equity Income Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	QUALCOMM Inc	$3,765,760	4.7%
2	Whirlpool Corp	3,457,132	4.3%
3	Bristol-Myers Squibb Co	3,141,109	3.9%
4	Union Pacific Corp	2,781,576	3.5%
5	Cummins Inc	2,766,196	3.5%
6	MDC Holdings Inc	2,694,120	3.4%
7	Lockheed Martin Corp	2,606,304	3.3%
8	Rent-A-Center Inc	2,421,090	3.0%
9	ViacomCBS Inc	2,355,641	2.9%
10	JPMorgan Chase & Co	2,344,463	2.9%

ICON Flexible Bond Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Argo Group US Inc, 6.500%	$9,224,363	6.2%
2	Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 8/10/2022	8,332,065	5.6%
3	Principal Financial Group Inc, 3M US LIBOR + 3.090%, 5/15/2055	6,361,317	4.3%
4	JPMorgan Chase & Co, 3M US LIBOR + 3.504%	6,153,050	4.1%
5	Fifth Third Bancorp, 3M US LIBOR + 3.115%	5,928,098	4.0%
6	MPLX LP, 6.250%, 10/15/2022	4,982,405	3.3%
7	Wells Fargo & Co, 7.500%	4,656,914	3.1%
8	PacifiCorp, 8.069%, 9/9/2022	4,153,320	2.8%
9	Foot Locker Inc, 8.500%, 1/15/2022	3,993,653	2.7%
10	Bank of America Corp, 7.250%	3,660,480	2.5%

Top Holdings and Sector Breakdown (Unaudited) (Continued)	September 30, 2020

ICON Health and Information Technology Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Apple Inc	$8,616,264	7.7%
2	Microsoft Corp	7,634,979	6.8%
3	UnitedHealth Group Inc	5,424,798	4.9%
4	Global Payments Inc	5,361,673	4.8%
5	Mastercard Inc	5,038,733	4.5%
6	EPAM Systems Inc	4,978,512	4.5%
7	Adobe Inc	4,855,257	4.3%
8	Thermo Fisher Scientific Inc	4,363,101	3.9%
9	Skyworks Solutions Inc	3,726,255	3.3%
10	Zoetis Inc	3,702,304	3.3%

ICON Natural Resources and Infrastructure Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	International Paper Co	$5,959,380	5.8%
3	Packaging Corp of America	5,561,550	5.4%
4	Gold Fields Ltd	4,916,000	4.7%
5	Wheaton Precious Metals Corp	4,269,090	4.1%
6	Newmont Corp	4,187,700	4.0%
7	Masco Corp	4,134,750	4.0%
8	Celanese Corp	4,083,100	3.9%
9	The AES Corp	3,751,722	3.6%
10	Chart Industries Inc	3,731,337	3.6%
11	Quaker Chemical Corp	3,594,200	3.5%

ICON Utilities and Income Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Xcel Energy Inc	$2,518,865	8.4%
2	Duke Energy Corp	2,187,432	7.3%
3	Sempra Energy	2,059,464	6.9%
4	Ameren Corp	1,977,000	6.6%
5	MDU Resources Group Inc	1,912,500	6.4%
6	Union Pacific Corp	1,712,769	5.7%
7	Atlantica Sustainable Infrastructure PLC	1,659,380	5.6%
8	NextEra Energy Inc	1,554,336	5.2%
9	American Electric Power Co Inc	1,544,697	5.2%
10	Public Service Enterprise Group Inc	1,510,025	5.1%

Shelton Emerging Markets Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Samsung Electronics Co Ltd	$1,877,145	8.5%
2	Taiwan Semiconductor Manufacturing Co Ltd	1,715,025	7.8%
3	Xinyi Solar Holdings Ltd	1,554,393	7.1%
4	Accton Technology Corp	1,415,813	6.4%
5	Samsung SDI Co Ltd	1,108,255	5.0%
6	Bank Rakyat Indonesia Persero Tbk PT	1,106,726	5.0%
7	HDFC Bank Ltd	1,032,224	4.7%
8	MediaTek Inc	974,693	4.4%
9	MercadoLibre Inc	974,232	4.4%
10	Haier Electronics Group Co Ltd	945,237	4.3%

ICON Consumer Select Fund Portfolio of Investments September 30, 2020

Security Description	Shares	Value
Common Stock (100.02%)

Communications (14.87%)
Alphabet Inc*	1,000	$1,469,600
Amazon.com Inc*	1,323	4,165,770
Comcast Corp	11,900	550,494
eBay Inc	27,700	1,443,170
Total Communications		7,629,034

Consumer, Cyclical (47.11%)
Brunswick Corp	22,500	1,325,475
Dollar General Corp	6,700	1,404,454
Dorman Products Inc*	15,600	1,409,928
Five Below Inc*	15,400	1,955,800
Green Brick Partners Inc*	106,008	1,706,729
LGI Homes Inc*	17,400	2,021,358
LKQ Corp*	50,700	1,405,911
Lowe’s Cos Inc	9,100	1,509,326
Lululemon Athletica Inc*	4,900	1,613,913
Monarch Casino & Resort Inc*	42,300	1,886,580
NIKE Inc	20,700	2,598,678
O’Reilly Automotive Inc*	2,700	1,244,916
PulteGroup Inc	34,500	1,597,005
Ulta Beauty Inc*	8,100	1,814,238
VF Corp	9,700	681,425
Total Consumer, Cyclical		24,175,736

Consumer, Non-Cyclical (4.29%)
Global Payments Inc	12,400	2,201,992

Financial (33.75%)
Ally Financial Inc	36,400	912,548
American Express Co	10,700	1,072,675
Assurant Inc	8,700	1,055,397
Security Description	Shares	Value
Bank of America Corp	54,800	$1,320,132
Citigroup Inc	17,500	754,425
Encore Capital Group Inc*	34,100	1,315,919
The Goldman Sachs Group Inc	4,400	884,268
JPMorgan Chase & Co	17,700	1,703,979
Marsh & McLennan Cos Inc	4,700	539,090
Mastercard Inc	7,500	2,536,275
Morgan Stanley	29,100	1,406,985
Visa Inc	8,500	1,699,745
Voya Financial Inc	36,600	1,754,238
Essent Group Ltd	9,700	358,997
Total Financial		17,314,673

Total Common Stock (Cost $41,787,396)		51,321,435

	Par Value
Money Market Funds (0.21%)
First American Government Obligations Fund (Cost $115,335)	$115,335	115,335

Total Investments (Cost $41,902,731)(a) (100.23%)		51,436,770
Liabilities in Excess of Other Assets (-0.23%)		(121,025)
Net Assets (100.00%)		$51,315,745

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $42,091,580.

At September 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$10,179,973
Unrealized depreciation	(834,783)
Net unrealized appreciation	$9,345,190

ICON Equity Fund Portfolio of Investments September 30, 2020

Security Description	Shares	Value
Common Stock (97.59%)

Basic Materials (1.58%)
The Chemours Co	23,000	$480,930
Ferro Corp*	43,200	535,680
Total Basic Materials		1,016,610

Communications (2.75%)
Extreme Networks Inc*	261,700	1,052,034
Perficient Inc*	16,700	713,758
Total Communications		1,765,792

Consumer, Cyclical (25.67%)
Brunswick Corp	12,600	742,266
Dollar General Corp	7,300	1,530,226
Five Below Inc*	9,900	1,257,300
The Home Depot Inc	4,500	1,249,695
KB Home	24,800	952,072
LGI Homes Inc*	13,700	1,591,529
Lowe’s Cos Inc	12,500	2,073,250
Magna International Inc	28,200	$1,290,150
Monarch Casino & Resort Inc*	31,100	1,387,060
NIKE Inc	26,900	3,377,026
Ulta Beauty Inc*	4,700	1,052,706
Total Consumer, Cyclical		16,503,280

Consumer, Non-Cyclical (10.08%)
Bristol-Myers Squibb Co	23,900	1,440,931
Euronet Worldwide Inc*	13,350	1,216,185
Global Payments Inc	18,862	3,349,514
United Rentals Inc*	2,700	471,150
Total Consumer, Non-Cyclical		6,477,780

Financial (13.27%)
Bank of America Corp	114,288	2,753,198
Mastercard Inc	11,629	3,932,579
Signature Bank	4,600	381,754
Voya Financial Inc	30,500	1,461,865
Total Financial		8,529,396

See accompanying notes to financial statements.

ICON Equity Fund Portfolio of Investments September 30, 2020

Security Description	Shares	Value
Industrial (17.25%)
Armstrong World Industries Inc	18,000	$1,238,580
CSX Corp	12,700	986,409
Chart Industries Inc*	22,000	1,545,940
Kansas City Southern	11,100	2,007,213
L3Harris Technologies Inc	8,000	1,358,720
Martin Marietta Materials Inc	10,200	2,400,672
Northrop Grumman Corp	4,900	1,545,901
Total Industrial		11,083,435
Technology (26.99%)
Adobe Inc*	5,400	2,648,322
Ebix Inc	106,000	2,183,600
EPAM Systems Inc*	11,900	3,847,032
Microsoft Corp	7,000	1,472,310
Qorvo Inc*	6,100	786,961
Skyworks Solutions Inc	32,956	4,795,098
NXP Semiconductors NV	12,900	1,610,049
Total Technology		17,343,372

Total Common Stock (Cost $43,323,916)		62,719,665

Funds (3.81%)

Exchange-Traded Funds (2.74%)
DIREXION DLY SM CAP BULL	3,800	116,280
DIREXION DLY S&P 500 BULL	18,094	952,830
Total Exchange-Traded Funds		1,069,110

Money Market Funds (1.07%)
First American Government Obligations Fund	690,332	$690,332

Total Funds (Cost $1,393,856)		1,759,442

Total Investments (Cost $44,717,771)(a) (100.35%)		64,479,106
Liabilities in Excess of Other Assets (-0.35%)		(223,130)
Net Assets (100.00%)		$64,255,976

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $44,740,942.

At September 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$21,391,184
Unrealized depreciation	(1,653,020)
Net unrealized appreciation	$19,738,164

ICON Equity Income Fund Portfolio of Investments September 30, 2020

Security Description	Shares	Value
Common Stock (89.08%)

Basic Materials (4.53%)
Eastman Chemical Co	21,100	$1,648,332
International Paper Co	49,100	1,990,514
Total Basic Materials		3,638,846

Communications (6.73%)
Juniper Networks Inc	104,700	2,251,050
Nexstar Media Group Inc	8,800	791,384
ViacomCBS Inc	84,100	2,355,641
Total Consumer, Cyclical		5,398,075

Consumer, Cyclical (18.98%)
Best Buy Co Inc	20,900	2,325,961
Cummins Inc	13,100	2,766,196
Leggett & Platt Inc	45,400	1,869,118
MDC Holdings Inc	57,200	2,694,120
VF Corp	30,000	2,107,500
Whirlpool Corp	18,800	3,457,132
Total Consumer, Cyclical		15,220,027

Consumer, Non-Cyclical (15.64%)
AbbVie Inc	22,561	1,976,118
Altria Group Inc	25,700	993,048
Bristol-Myers Squibb Co	52,100	3,141,109
Conagra Brands Inc	31,900	1,139,149
Philip Morris International Inc	15,000	1,124,850
Security Description	Shares	Value
Rent-A-Center Inc	81,000	$2,421,090
UnitedHealth Group Inc	5,600	1,745,912
Total Consumer, Non-Cyclical		12,541,276

Financial (17.99%)
Air Lease Corp	9,485	279,049
Bank of America Corp	65,500	1,577,895
Fifth Third Bancorp	49,500	1,055,340
JPMorgan Chase & Co	24,353	2,344,463
KeyCorp	21,031	250,900
Lincoln National Corp	70,800	2,218,164
Mastercard Inc	2,029	686,147
Morgan Stanley	36,400	1,759,940
Navient Corp	125,600	1,061,320
Prudential Financial Inc	31,500	2,000,880
US Bancorp	14,800	530,580
Webster Financial Corp	24,900	657,609
Total Financial		14,422,287

Industrial (12.96%)
Graphic Packaging Holding Co	25,667	361,648
Hubbell Inc	16,200	2,216,808
Lockheed Martin Corp	6,800	2,606,304
Packaging Corp of America	15,800	1,722,990
Raytheon Technologies Corp	12,171	700,319
Union Pacific Corp	14,129	2,781,576
Total Industrial		10,389,645

See accompanying notes to financial statements.

ICON Equity Income Fund Portfolio of Investments September 30, 2020

Security Description	Shares	Value
Technology (8.62%)
International Business Machines Corp	5,900	$717,853
NetApp Inc	11,500	504,160
Infosys Ltd	81,200	1,121,372
QUALCOMM Inc	32,000	3,765,760
Texas Instruments Inc	5,600	799,624
Total Technology		6,908,769

Utilities (3.63%)
Avangrid Inc	12,200	615,612
Evergy Inc	14,500	736,890
Otter Tail Corp	43,100	1,558,928
Total Utilities		2,911,430

Total Common Stock (Cost $69,414,261)		71,430,355

Preferred Stock (1.20%)

Financial (1.20%)
Annaly Capital Management Inc, 6.750%	2,395	54,941
Annaly Capital Management Inc, 6.950%	4,000	90,080
Argo Group US Inc, 6.500%	17,717	453,732
Wells Fargo & Co, 7.500%	100	134,205
Wells Fargo & Co, 6.000%	9,100	230,594
Total Preferred Stock (Cost $962,145)		963,552

	Par Value
Corporate Debt (4.74%)

Basic Materials (0.23%)
CVR Partners LP / CVR Nitrogen Finance Corp, 9.250%, 6/15/2023 (144A)	$200,000	185,000

Communications (0.17%)
AT&T Inc, 6.450%, 6/15/2034	100,000	137,541

Consumer, Cyclical (0.87%)
Foot Locker Inc, 8.500%, 1/15/2022	650,000	692,234

Consumer, Non-Cyclical (1.17%)
Central Garden & Pet Co, 6.125%, 11/15/2023	600,000	611,250
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	223,118
Bausch Health Cos Inc, 7.000%, 3/15/2024 (144A)	100,000	103,500
Total Consumer, Non-Cyclical		937,868

Energy (0.52%)
Aker BP ASA, 5.875%, 3/31/2025 (144A)	100,000	103,982
MPLX LP, 6.250%, 10/15/2022	314,000	314,341
Total Energy		418,323

Financial (1.19%)
Avation Capital SA, 6.500%, 5/15/2021 (144A)	300,000	203,250
Global Atlantic Fin Co, 8.625%, 4/15/2021	100,000	103,218
JPMorgan Chase & Co, 3M US LIBOR + 3.504%(a),(b)	170,000	163,007
Principal Financial Group Inc, 3M US LIBOR + 3.090%, 5/15/2055(a),(b)	250,000	223,675
Prudential Financial Inc, 3M US LIBOR + 5.641%, 9/15/2042(a),(b)	250,000	263,302
Total Financial		956,452
Security Description	Par Value	Value
Industrial (0.59%)
TransDigm Inc, 6.500%, 7/15/2024	$200,000	$199,500
USG Corp, 5.500%, 3/1/2025 (144A)	275,000	276,375
Total Industrial		475,875

Total Corporate Debt (Cost $3,911,801)		3,803,293

Funds (4.63%)

Mutual Funds (3.12%)
BlackRock New York Municipal Bond Trust	11,534	181,430
Duff & Phelps Utility and Corporate Bond Trust Inc	52,038	480,311
Eaton Vance Floating-Rate Income Plus Fund	18,787	263,394
First Trust Aberdeen Global Opportunity Income Fund	43,739	418,583
Nuveen New York Municipal Value Fund 2	26,391	390,587
Pioneer Diversified High Income Trust	30,596	413,352
Western Asset Global High Income Fund Inc	11,261	108,556
Western Asset Corporate Loan Fund Inc	26,100	241,686
Total Mutual Funds		2,497,899

Exchange-Traded Funds (1.11%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,000	269,420
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	24,000	620,880
Total Exchange-Traded Funds		890,300

Money Market Funds (0.41%)
First American Government Obligations Fund	312,231	312,231
Total Funds (Cost $3,767,069)		3,700,430

Total Investments (Cost $78,100,180)(c) (99.65%)		79,897,630
Other Net Assets (0.35%)		288,667
Net Assets (100.00%)		$80,186,297

3M US LIBOR - 3 Month LIBOR as of September 30, 2020 was 0.234%

*	Non-income producing security.

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)

Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2020 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(c)	Aggregate cost for federal income tax purpose is $78,284,984.

At FYE, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$6,984,154
Unrealized depreciation	(5,371,508)
Net unrealized appreciation	$1,612,646

See accompanying notes to financial statements.

ICON Flexible Bond Fund Portfolio of Investments September 30, 2020

Security Description	Shares	Value
Corporate Debt (70.19%)

Basic Materials (1.52%)
CVR Partners LP / CVR Nitrogen Finance Corp, 9.250%, 6/15/2023 (144A)	2,500,000	$2,312,500

Communications (6.92%)
AT&T Inc, 6.450%, 6/15/2034	1,900,000	2,613,288
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	1,500,000	1,533,750
Expedia Group Inc, 7.000%, 5/1/2025 (144A)	2,500,000	2,703,918
The Walt Disney Co, 7.750%, 2/1/2024	3,000,000	3,651,082
Total Communications		10,502,038

Consumer, Cyclical (10.56%)
Century Communities Inc, 5.875%, 7/15/2025	1,655,000	1,720,373
Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 8/10/2022	8,331,265	8,332,064
Foot Locker Inc, 8.500%, 1/15/2022	3,750,000	3,993,653
Meritor Inc, 6.250%, 2/15/2024	1,000,000	1,020,000
The New Home Co Inc, 7.250%, 4/1/2022	775,000	769,188
Nexteer Automotive Group Ltd, 5.875%, 11/15/2021 (144A)	200,000	200,362
Total Consumer, Cyclical		16,035,640

Consumer, Non-Cyclical (8.75%)
Bausch Health Cos Inc, 7.000%, 3/15/2024 (144A)	500,000	517,500
Central Garden & Pet Co, 6.125%, 11/15/2023	2,550,000	2,597,813
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,466,207
Cooke Omega Investments Inc / Alpha VesselCo Holdings Inc, 8.500%, 12/15/2022 (144A)	2,000,000	2,065,000
The Nielsen Co Luxembourg SARL, 5.500%, 10/1/2021 (144A)	340,000	340,000
Polaris Intermediate Corp, 8.500%, 12/1/2022 (144A)	3,500,000	3,561,250
RR Donnelley & Sons Co, 8.250%, 7/1/2027	1,679,000	1,695,790
Simmons Foods Inc, 7.750%, 1/15/2024 (144A)	1,000,000	1,047,500
Total Consumer, Non-Cyclical		13,291,060

Energy (8.73%)
Aker BP ASA, 5.875%, 3/31/2025 (144A)	900,000	935,838
Andeavor Logistics LP / Tesoro Logistics Finance Corp, 6.250%, 10/15/2022	1,775,000	1,775,227
Diamondback Energy Inc, 5.375%, 5/31/2025	1,350,000	1,401,765
Marathon Petroleum Corp, 3.625%, 9/15/2024	2,000,000	2,138,085
MPLX LP, 6.250%, 10/15/2022	4,977,000	4,982,405
Noble Energy Inc, 3.250%, 10/15/2029	1,000,000	1,105,447
Occidental Petroleum Corp, 7.150%, 5/15/2028	1,000,000	910,000
Total Energy		13,248,767

Financial (23.86%)
Avation Capital SA, 6.500%, 5/15/2021 (144A)	1,050,000	711,375
BAC Capital Trust XIV, 3M US LIBOR + 3.766%(a),(b)	1,500,000	1,482,366
Security Description	Shares	Value
BGC Partners Inc, 4.375%, 12/15/2025 (144A)	1,000,000	$1,020,214
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025	1,000,000	1,121,250
Fifth Third Bancorp, 3M US LIBOR + 3.115%(a),(b)	6,718,000	5,928,097
Global Atlantic Fin Co, 8.625%, 4/15/2021 (144A)	1,500,000	1,548,273
GLP Capital LP / GLP Financing II Inc, 5.250%, 6/1/2025	2,000,000	2,171,640
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 6.750%, 2/1/2024	500,000	512,888
JPMorgan Chase & Co, 3M US LIBOR + 3.504%(a),(b)	6,417,000	6,153,050
MPT Operating Partnership LP / MPT Finance Corp, 6.375%, 3/1/2024	1,700,000	1,745,900
Principal Financial Group Inc, 3M US LIBOR + 3.090%, 5/15/2055(a),(b)	7,110,000	6,361,317
Prudential Financial Inc, 3M US LIBOR + 5.641%, 9/15/2042(a),(b)	2,800,000	2,948,986
QBE Capital Funding III Ltd, 3M US LIBOR + 7.016%, 5/24/2041 (144A)(a),(b)	1,795,000	1,851,632
Tyco International Finance SA, 3.900%, 2/14/2026	1,100,000	1,175,209
Voyager Aviation Holdings LLC / Voyager Finance Co, 8.500%, 8/15/2021 (144A)	3,000,000	1,492,500
Total Financial		36,224,697

Industrial (2.87%)
Fluor Corp, 3.500%, 12/15/2024	2,000,000	1,744,140
TransDigm Inc, 6.500%, 7/15/2024	600,000	598,500
USG Corp, 5.500%, 3/1/2025 (144A)	2,000,000	2,010,000
Total Industrial		4,352,640

Technology (1.28%)
Dell International LLC / EMC Corp, 7.125%, 6/15/2024 (144A)	1,352,000	1,406,337
j2 Cloud Services LLC / j2 Cloud Co-Obligor Inc, 6.000%, 7/15/2025 (144A)	500,000	520,000
Total Technology		1,926,337

Utilities (5.70%)
Pacific Gas and Electric Co, 3.500%, 6/15/2025	1,500,000	1,578,262
PacifiCorp, 8.069%, 9/9/2022	3,685,000	4,153,320
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,409,063
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,530,080
Total Utilities		8,670,725

Total Corporate Debt (Cost $109,217,951)		106,564,404

Asset Backed Securities (1.77%)
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A) (Cost $2,900,001)	3,000,000	2,690,555

Preferred Stock (16.49%)
Annaly Capital Management Inc, 6.950%	139,397	3,139,220
Argo Group US Inc, 6.500%	360,186	9,224,363
Bank of America Corp, 7.250%	2,460	3,660,480
Equity Commonwealth, 6.500%	89,676	2,605,088

See accompanying notes to financial statements.

ICON Flexible Bond Fund Portfolio of Investments September 30, 2020

Security Description	Shares	Value
Wells Fargo & Co, 6.000%	69,188	$1,753,224
Wells Fargo & Co, 7.500%	3,470	4,656,914
Total Preferred Stock (Cost $24,298,322)		25,039,289

	Par Value
Funds (9.71%)

Mutual Funds (9.68%)
BlackRock New York Municipal Bond Trust	$3,400	53,482
Duff & Phelps Utility and Corporate Bond Trust Inc	249,268	2,300,744
Eaton Vance Floating-Rate Income Plus Fund	146,929	2,059,945
First Trust Aberdeen Global Opportunity Income Fund	378,663	3,623,805
Nuveen New York Municipal Value Fund 2	29,955	443,334
Pioneer Diversified High Income Trust	248,151	3,352,520
Western Asset Global High Income Fund Inc	59,604	574,583
Western Asset Corporate Loan Fund Inc	244,606	2,265,052
Total Mutual Funds		14,673,465

Security Description	Par Value	Value
Money Market Funds (0.03%)
First American Government Obligations Fund	$52,350	$52,350
Total Funds (Cost $15,383,392)		14,725,815

Total Investments (Cost $151,799,666)(c) (98.15%)		149,020,062
Other Net Assets (1.85%)		2,798,679
Net Assets (100.00%)		$151,818,741

3M US LIBOR - 3 Month LIBOR as of September 30, 2020 was 0.234%

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2020, these securities had a total aggregate market value of $29,873,897, which represented approximately 19.68% of net assets.

(a)

Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2020 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(c)	Aggregate cost for federal income tax purpose is $152,460,627.

At September 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,594,704
Unrealized depreciation	(5,035,269)
Net unrealized depreciation	$(3,440,565)

ICON Health and Information Technology Fund Portfolio of Investments September 30, 2020

Security Description	Shares	Value
Common Stock (99.10%)

Communications (10.04%)
Alphabet Inc*	1,500	$2,204,400
Amazon.com Inc*	1,000	3,148,730
Extreme Networks Inc*	786,057	3,159,949
Perficient Inc*	65,100	2,782,374
Total Communications		11,295,453

Consumer, Non-Cyclical (37.86%)
AbbVie Inc	39,265	3,439,221
Anthem Inc	9,100	2,444,169
Automatic Data Processing Inc	12,700	1,771,523
Booz Allen Hamilton Holding Corp	31,000	2,572,380
Bristol-Myers Squibb Co	59,393	3,580,804
Euronet Worldwide Inc*	31,900	2,906,090
Global Payments Inc	30,193	5,361,673
Humana Inc	5,500	2,276,395
IQVIA Holdings Inc*	10,538	1,661,105
Regeneron Pharmaceuticals Inc*	4,400	2,463,032
Henry Schein Inc*	11,200	658,336
Thermo Fisher Scientific Inc	9,882	4,363,101
UnitedHealth Group Inc	17,400	5,424,798
Zoetis Inc	22,388	3,702,304
Total Consumer, Non-Cyclical		42,624,931

Security Description	Shares	Value
Financial (7.60%)
Mastercard Inc	14,900	$5,038,733
Visa Inc	17,580	3,515,473
Total Financial		8,554,206

Industrial (5.26%)
Jabil Inc	52,400	1,795,224
II-VI Inc*	79,900	3,240,744
TE Connectivity Ltd	9,000	879,660
Total Industrial		5,915,628
Technology (38.34%)
Adobe Inc*	9,900	4,855,257
Apple Inc	74,400	8,616,264
Autodesk Inc*	14,300	3,303,443
Ebix Inc	141,000	2,904,600
EPAM Systems Inc*	15,400	4,978,512
Microsoft Corp	36,300	7,634,979
Qorvo Inc*	21,900	2,825,319
Skyworks Solutions Inc	25,610	3,726,255
Genpact Ltd	22,200	864,690
NXP Semiconductors NV	27,687	3,455,614
Total Technology		43,164,933

Total Common Stock (Cost $76,949,887)		111,555,151

See accompanying notes to financial statements.

ICON Health and Information Technology Fund Portfolio of Investments September 30, 2020

Security Description	Par Value	Value
Money Market Funds (0.15%)
First American Government Obligations Fund (Cost $169,953)	$169,953	$169,953

Total Investments (Cost $77,119,840)(a) (99.25%)		111,725,104
Other Net Assets (0.75%)		841,472
Net Assets (100.00%)		$112,566,576

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $77,119,840.

At September 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$36,247,553
Unrealized depreciation	(1,642,289)
Net unrealized appreciation	$34,605,264

ICON Natural Resources and Infrastructure Fund Portfolio of Investments September 30, 2020

Security Description	Shares	Value
Common Stock (99.17%)

Basic Materials (39.29%)
Cabot Corp	56,300	$2,028,489
Celanese Corp	38,000	4,083,100
The Chemours Co	132,300	2,766,393
Gold Fields Ltd	400,000	4,916,000
Huntsman Corp	86,700	1,925,607
International Paper Co	147,000	5,959,380
Newmont Corp	66,000	4,187,700
Quaker Chemical Corp	20,000	3,594,200
RPM International Inc	43,000	3,562,120
The Sherwin Williams Co	5,000	3,483,700
Wheaton Precious Metals Corp	87,000	4,269,090
Total Basic Materials		40,775,779

Consumer, Cyclical (5.01%)
Allison Transmission Holdings Inc	5,000	175,700
Cummins Inc	2,750	580,690
Fastenal Co	47,000	2,119,230
WW Grainger Inc	6,500	2,319,005
Total Consumer, Cyclical		5,194,625

Consumer, Non-Cyclical (6.10%)
Avery Dennison Corp	45,000	5,752,800
Herc Holdings Inc*	3,900	154,479
United Rentals Inc*	2,400	418,800
Total Consumer, Non-Cyclical		6,326,079

Energy (3.35%)
The Williams Cos Inc	75,000	1,473,750
Atlantica Sustainable Infrastructure PLC	70,000	2,002,700
Total Energy		3,476,450

Financial (0.37%)
Air Lease Corp	12,906	379,695

Industrial (40.55%)
Altra Industrial Motion Corp	4,100	151,577
Armstrong World Industries Inc	30,000	2,064,300
CSX Corp	9,750	757,283
Canadian Pacific Railway Ltd	1,700	517,531
Chart Industries Inc*	53,100	3,731,337
Eagle Materials Inc	26,100	2,252,952
EMCOR Group Inc	18,300	1,239,093
Security Description	Shares	Value
Fortune Brands Home & Security Inc	7,000	$605,640
Jacobs Engineering Group Inc	3,400	315,418
Kansas City Southern	3,000	542,490
Louisiana-Pacific Corp	47,000	1,386,970
Martin Marietta Materials Inc	10,700	2,518,352
Masco Corp	75,000	4,134,749
MasTec Inc*	53,395	2,253,269
Old Dominion Freight Line Inc	11,500	2,080,580
PGT Innovations Inc*	35,000	613,200
Packaging Corp of America	51,000	5,561,550
Saia Inc*	16,500	2,081,310
Sealed Air Corp	32,000	1,241,920
A O Smith Corp	13,000	686,400
Union Pacific Corp	16,600	3,268,042
United Parcel Service Inc	8,500	1,416,355
Trane Technologies PLC	22,000	2,667,500
Total Industrial		42,087,818

Utilities (4.50%)
The AES Corp	207,163	3,751,722
NRG Energy Inc	30,000	922,200
Total Utilities		4,673,922

Total Common Stock (Cost $94,599,704)		102,914,368

	Par Value
Money Market Funds (0.65%)
First American Government Obligations Fund (Cost $691,839)	$691,839	691,839

Total Investments (Cost $95,291,543)(a) (99.82%)		103,606,207
Other Net Assets (0.18%)		180,276
Net Assets (100.00%)		$103,786,483

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $95,352,570.

At September 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$10,812,146
Unrealized depreciation	(2,558,509)
Net unrealized appreciation	$8,253,637

See accompanying notes to financial statements.

ICON Utilities and Income Fund Portfolio of Investments September 30, 2020

Security Description	Shares	Value
Common Stock (99.71%)

Communications (4.58%)
ViacomCBS Inc	48,800	$1,366,888

Energy (5.56%)
Atlantica Sustainable Infrastructure PLC	58,000	1,659,380

Industrial (18.75%)
Crane Co	15,000	751,950
Hubbell Inc	8,900	1,217,876
MDU Resources Group Inc	85,000	1,912,500
Union Pacific Corp	8,700	1,712,769
Total Industrial		5,595,095

Utilities (70.82%)
The AES Corp	30,200	546,922
Ameren Corp	25,000	1,977,000
American Electric Power Co Inc	18,900	1,544,697
Black Hills Corp	15,600	834,444
DTE Energy Co	8,200	943,328
Duke Energy Corp	24,700	2,187,432
Evergy Inc	28,800	1,463,616
NextEra Energy Inc	5,600	1,554,336
NiSource Inc	43,800	963,600
OGE Energy Corp	44,400	1,331,556
Security Description	Shares	Value
PPL Corp	26,500	$721,065
Pinnacle West Capital Corp	13,000	969,150
Public Service Enterprise Group Inc	27,500	1,510,025
Sempra Energy	17,400	2,059,464
Xcel Energy Inc	36,500	2,518,865
Total Utilities		21,125,500

Total Common Stock (Cost $29,328,194)		29,746,863

	Par Value
Money Market Funds (0.25%)
First American Government Obligations Fund (Cost $75,694)	$75,694	75,694

Total Investments (Cost $29,403,888)(a) (99.96%)		29,822,557
Other Net Assets (0.04%)		12,557
Net Assets (100.00%)		$29,835,114

(a)	Aggregate cost for federal income tax purpose is $29,480,834.

At September 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,728,709
Unrealized depreciation	(2,386,986)
Net unrealized appreciation	$341,723

Shelton Emerging Markets Fund Portfolio of Investments September 30, 2020

Security Description	Shares	Value
Common Stock (93.91%)

Argentina (4.28%)
MercadoLibre Inc*	900	$974,232

Brazil (3.77%)
Sul America SA	122,125	858,326

China (22.90%)
Alibaba Group Holding Ltd*	3,000	881,940
Autohome Inc	6,300	604,800
New Oriental Education & Technology Group Inc*	4,400	657,800
Ping An Insurance Group Co of China Ltd	84,000	871,991
Xinyi Solar Holdings Ltd	975,000	1,554,393
China Meidong Auto Holdings Ltd	168,000	647,232
Total China		5,218,156

Hong Kong (4.15%)
Haier Electronics Group Co Ltd	260,000	945,237

India (8.65%)
HDFC Bank Ltd*	20,661	1,032,224
Infosys Ltd	67,898	937,671
Total India		1,969,895

Indonesia (13.94%)
Bank Rakyat Indonesia Persero Tbk PT	5,394,600	1,106,726
Indofood CBP Sukses Makmur Tbk PT	930,000	630,364
Ace Hardware Indonesia Tbk PT	7,000,000	751,130
Sarana Menara Nusantara Tbk PT	9,866,900	689,111
Total Indonesia		3,177,331

Mexico (2.31%)
Regional SAB de CV*	223,800	527,428
Security Description	Shares	Value
South Korea (13.10%)
Samsung SDI Co Ltd	3,000	$1,108,255
Samsung Electronics Co Ltd	37,812	1,877,145
Total South Korea		2,985,400

Taiwan (18.02%)
Accton Technology Corp	183,000	1,415,813
MediaTek Inc	46,000	974,693
Taiwan Semiconductor Manufacturing Co Ltd	114,000	1,715,025
Total Taiwan		4,105,531

Thailand (2.79%)
Bangkok Bank PCL	209,000	636,177

Total Common Stock (Cost $16,589,278)		21,397,713

United States Treasury Bills (2.63%)
0.095%, 1/14/21 (Cost $599,815)	600,000	599,821

Total Investments (Cost $17,189,093)(a) (96.54%)		21,997,534
Other Net Assets (3.46%)		752,519
Net Assets (100.00%)		$22,750,053

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $17,189,093.

At September 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$5,945,365
Unrealized depreciation	(1,136,924)
Net unrealized appreciation	$4,808,441

See accompanying notes to financial statements.

Statements of Assets and Liabilities September 30, 2020

	ICON Consumer Select Fund	ICON Equity Fund	ICON Equity Income Fund	ICON Flexible Bond Fund
Assets
Investments in securities
Cost of investments	$41,902,731	$44,717,771	$78,055,276	$151,799,666
Market value of investments (Note 1)	51,436,770	64,479,106	79,897,630	149,020,062
Cash	—	—	9,364	—
Cash denominated in foreign currencies	—	—	—	—
Interest receivable	8	8	66,781	1,507,120
Dividend receivable	9,440	15,142	171,717	68,469
Receivable for fund shares sold	19,155	884	505,992	112,431
Receivable for investment securities Sold	—	—	3,787,170	1,660,286
Prepaid expenses	22,151	28,280	30,025	27,995
Total assets	$51,487,524	$64,523,420	$84,468,679	$152,396,363

Liabilities
Payable to investment advisor	42,885	40,233	43,903	61,013
Payable for investments purchased	—	—	3,407,224	—
Payable for fund shares purchased	60,701	164,577	696,806	406,544
Distributions payable	—	—	19,631	25,129
Accrued 12b-1 fees	121	302	21,381	176
Accrued administration fees	3,622	4,551	438	10,845
Accrued CCO fees	566	702	661	1,659
Accrued custody fees	2,071	1,522	2,547	3,467
Accrued fund accounting fees	3,051	3,967	6,731	10,232
Accrued printing fees	1,786	6,714	4,922	7,220
Accrued state registration fees	3,083	2,186	—	—
Accrued transfer agent fees	16,510	6,260	23,800	2,690
Accrued trustee fees	1,385	1,616	4,202	5,024
Accrued expenses	35,998	34,814	50,136	43,623
Total liabilities	171,779	267,444	4,282,382	577,622

Net assets	$51,315,745	$64,255,976	$80,186,297	$151,818,741

Net assets at September 30, 2020 consist of
Paid-in capital	47,286,857	47,914,450	82,200,946	160,524,268
Distributable earnings/(loss)	4,028,888	16,341,526	(2,014,649)	(8,705,527)
Total net assets	$51,315,745	$64,255,976	$80,186,297	$151,818,741

Net assets
Institutional Shares	$48,831,709	$45,176,403	$42,623,508	$141,158,086
Investor Shares	$2,484,036	$19,079,573	$37,562,789	$10,660,655

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	5,161,107	1,609,637	2,593,111	15,562,509
Investor Shares (no par value, unlimited shares authorized)	263,254	709,597	2,287,207	1,182,076

Net asset value per share
Institutional Shares	$9.46	$28.07	$16.44	$9.07
Investor Shares	$9.44	$26.89	$16.42	$9.02

See accompanying notes to financial statements.

Statements of Assets and Liabilities September 30, 2020 (Continued)

	ICON Health and Information Technology Fund	ICON Natural Resources and Infrastructure Fund	ICON Utilities and Income Fund	Shelton Emerging Markets Fund
Assets
Investments in securities
Cost of investments	$77,119,840	$95,291,543	$29,403,888	$17,189,093
Market value of investments (Note 1)	111,725,104	103,606,207	29,822,557	21,997,534
Cash	—	—	—	807,266
Cash denominated in foreign currencies	—	429,023	—	—
Interest receivable	26	43	2	—
Dividend receivable	29,487	110,070	87,410	38,140
Receivable for fund shares sold	9,519	32,096	9,831	13,416
Receivable for investment securities Sold	1,010,525	—	—	—
Prepaid expenses	20,750	40,282	11,178	26,934
Total assets	$112,795,411	$104,217,721	$29,930,978	$22,883,290

Liabilities
Payable to investment advisor	92,460	86,475	19,638	18,283
Payable for investments purchased	—	—	—	—
Payable for fund shares purchased	53,332	204,305	10,341	49,502
Distributions payable	—	—	18,158	—
Accrued 12b-1 fees	76	105	81	288
Accrued administration fees	7,837	7,335	2,107	1,546
Accrued CCO fees	1,186	1,128	332	95
Accrued custody fees	2,789	3,283	937	8,208
Accrued fund accounting fees	8,492	7,486	4,208	5,644
Accrued printing fees	6,944	8,959	3,191	4,166
Accrued state registration fees	—	—	3,985	—
Accrued transfer agent fees	15,424	62,477	7,989	18,000
Accrued trustee fees	3,190	3,086	1,141	507
Accrued expenses	37,105	46,599	23,756	26,998
Total liabilities	228,835	431,238	95,864	133,237

Net assets	$112,566,576	$103,786,483	$29,835,114	$22,750,053

Net assets at September 30, 2020 consist of
Paid-in capital	75,280,283	344,414,862	28,735,988	24,324,921
Distributable earnings/(loss)	37,286,293	(240,628,379)	1,099,126	(1,574,868)
Total net assets	$112,566,576	$103,786,483	$29,835,114	$22,750,053

Net assets
Institutional Shares	$109,618,613	$98,785,699	$25,037,835	$21,318,034
Investor Shares	$2,947,963	$5,000,784	$4,797,279	$1,432,019

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	5,845,583	8,383,586	2,784,886	1,390,974
Investor Shares (no par value, unlimited shares authorized)	165,643	429,805	543,005	94,194

Net asset value per share
Institutional Shares	$18.75	$11.78	$8.99	$15.33
Investor Shares	$17.80	$11.64	$8.83	$15.20

See accompanying notes to financial statements.

Statements of Operations For the Year Ended September 30, 2020

	ICON Consumer Select Fund	ICON Equity Fund	ICON Equity Income Fund	ICON Flexible Bond Fund
Investment income
Interest income	$148	$37	$159,862	$5,107,140
Dividend income (net of foreign tax witheld: $—, $4,856, $—, and $— respectively)	682,935	322,972	2,283,992	3,089,617
Other Income	—	—	3,000	75,443
Income from securities lending, net	905	2,094	10,901	29,991
Total	683,988	325,103	2,457,755	8,302,191

Expenses
Management fees (Note 2)	$370,177	$230,893	$514,182	$954,414
Administration fees (Note 2)	23,048	19,742	41,498	95,238
Interest Expense	1,555	379	725	62
Transfer agent fees	59,985	47,551	110,034	168,187
Accounting services	22,381	16,579	41,993	90,548
Custodian fees	3,910	4,240	5,783	18,414
Legal and audit fees	20,659	20,424	28,970	47,162
CCO fees (Note 2)	1,291	1,687	1,527	3,984
Trustees fees	8,568	4,699	18,324	38,660
Insurance	4,757	3,188	9,932	19,267
Printing	11,220	5,147	18,156	26,821
Registration and dues	28,228	36,796	41,814	48,213
Reorganization expense	19,316	10,735	39,069	83,211
Misc. fees and expense	9,862	7,565	17,416	33,395
Investor Class 12b-1 fees (Note 2)	3,820	20,090	31,821	17,194
Class C 12b-1 fees (Note 2)	—	20,095	130,238	32,284
Total expenses	$588,777	$449,810	$1,051,482	$1,677,054
Less reimbursement from manager (Note 2)	(22,691)	(54,753)	(167,804)	(346,806)
Net expenses	$566,086	$395,057	$883,678	$1,330,248
Net investment income/(loss)	$117,902	$(69,954)	$1,574,077	$6,971,943

Realized and unrealized gain (loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	$(1,302,968)	$(2,102,548)	$(2,803,532)	$(2,700,973)
Change in unrealized appreciation/(depreciation) of investments	(1,298,319)	7,898,128	(3,055,329)	(3,591,635)
Net realized and unrealized gain/(loss) on investments	$(2,601,287)	$5,795,580	$(5,858,861)	$(6,292,609)
Net increase/(decrease) in net assets resulting from operations	$(2,483,385)	$5,725,626	$(4,284,784)	$679,335

See accompanying notes to financial statements.

Statements of Operations For the Year Ended September 30, 2020 (Continued)

	ICON Health and Information Technology Fund	ICON Natural Resources and Infrastructure Fund	ICON Utilities and Income Fund	Shelton Emerging Markets Fund
Investment income
Interest income	$112	$112	$101	$541
Dividend income (net of foreign tax witheld: $2,024, $5,465, $4,392 and $56,830 respectively)	630,137	1,326,596	1,405,840	539,112
Other Income	—	83	—	—
Income from securities lending, net	1,138	260	208	3,616
Total	631,387	1,327,051	1,406,149	543,269

Expenses
Management fees (Note 2)	$684,511	$614,201	$433,121	$304,623
Administration fees (Note 2)	44,386	39,842	24,958	17,464
Interest Expense	888	1,581	617	4,210
Transfer agent fees	94,242	136,486	91,757	85,269
Accounting services	36,217	33,033	27,198	23,056
Custodian fees	5,435	4,214	3,812	25,052
Legal and audit fees	28,644	26,718	21,901	22,747
CCO fees (Note 2)	2,921	2,688	819	684
Trustees fees	13,611	12,705	12,010	9,363
Insurance	7,883	7,447	5,480	5,354
Printing	18,027	26,585	11,229	15,019
Registration and dues	30,483	35,480	30,375	32,295
Reorganization expense	30,220	27,630	24,839	17,696
Misc. fees and expense	13,682	13,459	12,246	17,554
Investor Class 12b-1 fees (Note 2)	4,653	6,767	13,488	4,379
Class C 12b-1 fees (Note 2)	—	6,098	—	—
Total expenses	$1,015,803	$994,934	$713,850	$584,765
Less reimbursement from manager (Note 2)	(6,324)	(70,498)	(146,591)	(91,558)
Net expenses	$1,009,479	$924,436	$567,259	$493,207
Net investment income/(loss)	$(378,092)	$402,615	$838,890	$50,062

Realized and unrealized gain (loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	$4,942,975	$(34,405,685)	$861,306	$(3,886,642)
Change in unrealized appreciation/(depreciation) of investments	12,027,242	38,453,067	(6,169,332)	4,945,157
Net realized and unrealized gain/(loss) on investments	$16,970,217	$4,047,382	$(5,308,026)	$1,058,515
Net increase/(decrease) in net assets resulting from operations	$16,592,125	$4,449,997	$(4,469,136)	$1,108,577

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	ICON Consumer Select Fund(a)		ICON Equity Fund(b)
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
Operations
Net investment income/(loss)	$117,902	$299,328	$(69,954)	$(71,066)
Net realized gain/(loss) on investments and foreign currency	(1,302,968)	37,433	(2,102,548)	1,069,156
Net realized gain/(loss) on long-term capital gain distributions from other investment companies	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(1,298,319)	(1,312,468)	7,898,128	(2,025,675)
Net increase/(decrease) in net assets resulting from operations	(2,483,385)	(975,707)	5,725,626	(1,027,585)

Distributions to shareholders
Distributions
Institutional Shares(c)	(781,560)	(236,071)	(458,387)	(171,949)
Investor Shares(d)	(25,869)	(8,439)	(180,913)	(69,039)
Class C Shares	—	—	(117,821)	(71,048)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	18,541,459	(7,726,699)	38,767,407	(7,107,488)
Total increase/(decrease)	15,250,645	(8,946,916)	43,735,912	(8,447,109)

Net assets
Beginning of year	36,065,100	45,012,016	20,520,064	28,967,173
End of year	$51,315,745	$36,065,100	$64,255,976	$20,520,064

	ICON Equity Income Fund(e)		ICON Flexible Bond Fund(f)
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
Operations
Net investment income/(loss)	$1,574,077	$2,061,313	$6,971,943	$5,012,349
Net realized gain/(loss) on investments and foreign currency	(2,803,532)	784,773	(2,700,973)	867,501
Net realized gain/(loss) on long-term capital gain distributions from other investment companies	—	1,745	—	—
Change in unrealized appreciation/(depreciation) of investments	(3,055,329)	(482,995)	(3,591,635)	1,919,858
Net increase/(decrease) in net assets resulting from operations	(4,284,784)	2,364,836	679,335	7,799,708

Distributions to shareholders
Distributions
Institutional Shares(c)	(2,270,542)	(1,555,574)	(6,627,115)	(5,760,922)
Investor Shares(d)	(549,194)	(282,374)	(287,378)	(207,550)
Class C Shares	(630,549)	(368,185)	(148,073)	(154,050)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	6,943,667	1,488,831	4,162,276	48,102,160
Total increase/(decrease)	(791,402)	1,647,534	(2,220,955)	49,779,346

Net assets
Beginning of year	80,977,699	79,330,165	154,039,696	104,260,350
End of year	$80,186,297	$80,977,699	$151,818,741	$154,039,696

(a)

For periods prior to the reorganization on July 10, 2020, this information reflects the ICON Financials Fund, the accounting and performance survivor. For more details, see Note 6 of the Financial Statements.

(b)

For periods prior to the reorganization on July 10, 2020, this information reflects the ICON Long/Short Fund, the accounting and performance survivor. For more details, see Note 6 of the Financial Statements.

(c)	Formerly Class S Shares.
(d)	Formerly Class A Shares.
(e)

For periods prior to the reorganization on July 10, 2020, this information reflects the ICON Equity Income Fund, the accounting and performance survivor. For more details, see Note 6 of the Financial Statements.

(f)

For periods prior to the reorganization on July 10, 2020, this information reflects the ICON Flexible Bond Fund, the accounting and performance survivor. For more details, see Note 6 of the Financial Statements.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	ICON Health and Information Technology Fund(a)		ICON Natural Resources and Infrastructure Fund(b)
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
Operations
Net investment income/(loss)	$(378,092)	$(142,931)	$402,615	$928,192
Net realized gain/(loss) on investments and foreign currency	4,942,975	2,451,694	(34,405,685)	(5,401,806)
Net realized gain/(loss) on long-term capital gain distributions from other investment companies	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	12,027,242	(70,871)	38,453,067	(2,827,298)
Net increase/(decrease) in net assets resulting from operations	16,592,125	2,237,892	4,449,997	(7,300,912)

Distributions to shareholders
Distributions
Institutional Shares(c)	(2,400,424)	(7,045,061)	(860,865)	(10,265,181)
Investor Shares(d)	(68,657)	(238,720)	(42,308)	(489,958)
Class C Shares	—	—	(14,111)	(184,114)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	42,717,600	(2,802,731)	41,250,272	(5,079,461)
Total increase/(decrease)	56,840,644	(7,848,620)	44,782,985	(23,319,626)

Net assets
Beginning of year	55,725,932	63,574,552	59,003,498	82,323,124
End of year	$112,566,576	$55,725,932	$103,786,483	$59,003,498

	ICON Utilities and Income Fund(e)		Shelton Emerging Markets Fund(f)
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
Operations
Net investment income/(loss)	$838,890	$1,164,574	$50,062	$1,007,407
Net realized gain/(loss) on investments and foreign currency	861,306	1,720,446	(3,886,642)	(2,531,415)
Net realized gain/(loss) on long-term capital gain distributions from other investment companies	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(6,169,332)	4,843,813	4,945,157	(1,803,262)
Net increase/(decrease) in net assets resulting from operations	(4,469,136)	7,728,833	1,108,577	(3,327,270)

Distributions to shareholders
Distributions
Institutional Shares(c)	(2,221,845)	(1,256,680)	(802,092)	(1,423,899)
Investor Shares(d)	(280,239)	(184,092)	(49,976)	(158,692)
Class C Shares	—	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(15,251,500)	9,346,538	(21,276,449)	(8,652,967)
Total increase/(decrease)	(22,222,720)	15,634,599	(21,019,939)	(13,562,828)

Net assets
Beginning of year	52,057,834	36,423,235	43,769,992	57,332,820
End of year	$29,835,114	$52,057,834	$22,750,053	$43,769,992

(a)

For periods prior to the reorganization on July 10, 2020, this information reflects the ICON Information Technology Fund, the accounting and performance survivor. For more details, see Note 6 of the Financial Statements.

(a)

For periods prior to the reorganization on July 10, 2020, this information reflects the ICON Natural Resoources Fund, the accounting and performance survivor. For more details, see Note 6 of the Financial Statements.

(c)	Formerly Class S Shares.
(d)	Formerly Class A Shares.
(e)

For periods prior to the reorganization on July 10, 2020, this information reflects the ICON Utilities Fund, the accounting and performance survivor. For more details, see Note 6 of the Financial Statements.

(f)

For periods prior to the reorganization on June 26, 2020, this information reflects the ICON Emerging Markets Fund, the accounting and performance survivor. For more details, see Note 6 of the Financial Statements.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

ICON Consumer Select Fund	Institutional Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	729,367	$8,113,245	429,351	$4,334,883
Shares issued in reinvestment of distributions	64,552	760,428	26,477	230,086
Shares issued in connection with reorganization	2,619,242	23,056,150	N/A	N/A
Shares repurchased	(1,468,232)	(14,471,065)	(1,205,530)	(12,300,293)
Net increase/(decrease)	1,944,929	$17,458,758	(749,702)	$(7,735,324)

	Investor Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	17,235	$179,686	33,708	$343,890
Shares issued in reinvestment of distributions	2,161	25,451	876	7,617
Shares issued in connection with reorganization	188,420	1,683,467	N/A	N/A
Shares repurchased	(82,945)	(805,903)	(33,917)	(342,882)
Net increase/(decrease)	124,871	$1,082,701	667	$8,625

ICON Equity Fund	Institutional Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	88,061	$2,281,246	235,961	$6,025,489
Shares issued in reinvestment of distributions	11,579	332,661	7,355	158,276
Shares issued in connection with reorganization	1,405,548	35,818,141	N/A	N/A
Shares repurchased	(371,304)	(9,451,813)	(453,031)	(10,957,390)
Net increase/(decrease)	1,133,884	$28,980,235	(209,715)	$(4,773,625)

	Investor Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	4,011	$100,130	55,777	$1,338,348
Shares issued in reinvestment of distributions	5,916	163,167	2,960	61,419
Shares issued in connection with reorganization	537,772	13,134,931	N/A	N/A
Transfers in from class C reorganization	94,965	2,319,492	N/A	N/A
Shares repurchased	(122,686)	(3,236,280)	(73,637)	(1,800,039)
Net increase/(decrease)	519,978	$12,481,440	(14,900)	$(400,272)

	Class C
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	198	$4,837	7,566	$147,661
Shares issued in reinvestment of distributions	4,610	113,084	3,651	68,168
Transfers out for class C reorganization	(107,242)	(2,319,492)	N/A	N/A
Shares repurchased	(21,508)	(492,697)	(100,419)	(2,149,420)
Net increase/(decrease)	(123,942)	$(2,694,268)	(89,202)	$(1,933,591)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

ICON Equity Income Fund	Institutional Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	404,960	$6,749,354	1,023,897	$17,828,923
Shares issued in reinvestment of distributions	122,717	2,140,586	87,302	1,487,328
Shares issued in connection with reorganization	445,319	7,274,057	N/A	N/A
Shares repurchased	(1,260,129)	(20,414,175)	(1,080,145)	(18,671,913)
Net increase/(decrease)	(287,133)	$(4,250,178)	31,054	$644,338

	Investor Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	33,726	$552,171	193,061	$3,328,557
Shares issued in reinvestment of distributions	29,133	504,628	14,587	247,336
Shares issued in connection with reorganization	977,450	15,916,988	N/A	N/A
Transfers in from class C reorganization	905,454	13,688,996	N/A	N/A
Shares repurchased	(262,824)	(4,220,319)	(199,576)	(3,451,831)
Net increase/(decrease)	1,682,939	$26,442,464	8,072	$124,062

	Class C
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	16,805	$324,838	211,997	$3,726,772
Shares issued in reinvestment of distributions	28,330	533,743	20,165	343,543
Transfers out for class C reorganization	(894,086)	(13,688,996)	N/A	N/A
Shares repurchased	(156,494)	(2,418,204)	(189,853)	(3,349,884)
Net increase/(decrease)	(1,005,445)	$(15,248,619)	42,309	$720,431

ICON Flexible Bond Fund	Institutional Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	6,840,816	$62,398,427	8,777,894	$81,218,276
Shares issued in reinvestment of distributions	677,781	6,157,571	575,324	5,335,911
Shares repurchased	(7,301,000)	(65,053,730)	(4,515,936)	(41,792,561)
Net increase/(decrease)	217,597	$3,502,268	4,837,282	$44,761,626

	Investor Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	288,798	$2,621,924	271,269	$2,504,061
Shares issued in reinvestment of distributions	29,009	262,179	21,050	194,232
Transfers in from class C reorganization	499,394	4,442,281	N/A	N/A
Shares repurchased	(250,623)	(2,250,280)	(76,734)	(707,527)
Net increase/(decrease)	566,578	$5,076,104	215,585	$1,990,766

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

ICON Flexible Bond Fund (Continued)	Class C
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	110,222	$1,034,719	243,879	$2,266,664
Shares issued in reinvestment of distributions	6,711	62,681	14,191	132,038
Transfers out for class C reorganization	(495,326)	(4,442,281)	N/A	N/A
Shares repurchased	(119,361)	(1,071,215)	(112,492)	(1,048,934)
Net increase/(decrease)	(497,754)	$(4,416,096)	145,578	$1,349,768

ICON Health and Information Technology Fund	Institutional Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	240,217	$3,996,694	187,406	$2,706,351
Shares issued in reinvestment of distributions	142,055	2,326,868	567,857	6,871,071
Shares issued in connection with reorganization	3,034,144	53,595,126	—	—
Shares repurchased	(1,081,373)	(18,313,702)	(820,983)	(11,955,339)
Net increase/(decrease)	2,335,043	$41,604,986	(65,720)	$(2,377,917)

	Investor Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	14,429	$223,822	19,663	$285,579
Shares issued in reinvestment of distributions	4,157	64,770	17,953	207,711
Shares issued in connection with reorganization	93,171	1,563,188	—	—
Shares repurchased	(45,376)	(739,166)	(65,328)	(918,104)
Net increase/(decrease)	66,381	$1,112,614	(27,712)	$(424,814)

ICON Natural Resources and Infrastructure Fund	Institutional Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	704,577	$8,087,116	1,082,418	$13,570,652
Shares issued in reinvestment of distributions	64,260	836,659	915,154	9,920,274
Shares issued in connection with reorganization	5,604,395	58,579,943	N/A	N/A
Shares repurchased	(2,420,027)	(27,529,677)	(2,241,524)	(28,012,211)
Net increase/(decrease)	3,953,205	$39,974,041	(243,952)	$(4,521,285)

	Investor Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	12,736	$142,860	47,089	$639,333
Shares issued in reinvestment of distributions	3,101	39,945	42,097	452,538
Shares issued in connection with reorganization	344,815	3,561,866	N/A	N/A
Transfers in from class C reorganization	40,930	422,797	N/A	N/A
Shares repurchased	(192,860)	(2,140,173)	(128,484)	(1,680,312)
Net increase/(decrease)	208,722	$2,027,295	(39,298)	$(588,441)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

ICON Natural Resources and Infrastructure Fund (Continued)	Class C
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	4,544	$55,590	45,808	$531,929
Shares issued in reinvestment of distributions	1,100	13,490	16,255	167,425
Transfers out for class C reorganization	(43,184)	(422,797)	N/A	N/A
Shares repurchased	(40,355)	(397,347)	(59,755)	(669,089)
Net increase/(decrease)	(77,895)	$(751,064)	2,308	$30,265

ICON Utilities and Income Fund	Institutional Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	873,929	$8,530,658	2,789,173	$26,190,608
Shares issued in reinvestment of distributions	223,698	2,143,258	131,427	1,217,775
Shares repurchased	(2,799,408)	(25,388,551)	(1,923,279)	(17,698,891)
Net increase/(decrease)	(1,701,781)	$(14,714,635)	997,321	$9,709,492

	Investor Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	43,120	$402,945	218,778	$1,997,184
Shares issued in reinvestment of distributions	14,170	133,179	8,767	79,606
Shares repurchased	(115,456)	(1,072,989)	(263,469)	(2,439,744)
Net increase/(decrease)	(58,166)	$(536,865)	(35,924)	$(362,954)

Shelton Emerging Markets Fund	Institutional Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	361,269	$5,104,041	1,126,509	$17,253,254
Shares issued in reinvestment of distributions	47,764	772,818	97,521	1,374,068
Shares repurchased	(1,842,250)	(26,676,989)	(1,537,333)	(23,122,177)
Net increase/(decrease)	(1,433,217)	$(20,800,130)	(313,303)	$(4,494,855)

	Investor Shares
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Value	Shares	Value
Shares sold	14,115	$217,500	179,903	$2,780,869
Shares issued in reinvestment of distributions	2,782	44,734	10,133	142,269
Shares repurchased	(53,368)	(738,553)	(459,642)	(7,081,250)
Net increase/(decrease)	(36,471)	$(476,319)	(269,606)	$(4,158,112)

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year

Icon Consumer Select Fund
Institutional Shares(a)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$10.75	$10.97	$9.95	$7.67	$7.74
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.03	0.08	0.05	0.03	0.08
Net gain/(loss) on securities (both realized and unrealized)	(1.09)	(0.23)	0.99	2.34	(0.15)
Total from investment operations	(1.06)	(0.15)	1.04	2.37	(0.07)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)	(0.07)	(0.02)	(0.09)	—
Distributions from capital gains	(0.15)	—	—	—	—
Total distributions	(0.23)	(0.07)	(0.02)	(0.09)	—
Net asset value, end of year or period	$9.46	$10.75	$10.97	$9.95	$7.67

Total return	(10.29)%	(1.26)%	10.48%	30.96%	(0.90)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$48,832	$34,578	$43,500	$39,072	$43,354
Ratio of expenses to average net assets:
Before expense reimbursements	1.56%	1.54%	1.44%	1.40%	1.40%
After expense reimbursements(c)	1.52%	1.50%	1.44%	1.40%	1.40%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.28%	0.77%	0.41%	0.28%	1.00%
After expense reimbursements	0.33%	0.81%	0.41%	0.28%	1.00%
Portfolio turnover	82%	28%	44%	68%	49%

Icon Consumer Select Fund
Investor Shares(d)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$10.74	$10.98	$9.99	$7.71	$7.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	—	0.06	0.01	(0.01)	0.05
Net gain/(loss) on securities (both realized and unrealized)	(1.08)	(0.24)	0.99	2.37	(0.16)
Total from investment operations	(1.08)	(0.18)	1.00	2.36	(0.11)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.06)	(0.01)	(0.08)	—
Distributions from capital gains	(0.15)	—	—	—	—
Total distributions	(0.22)	(0.06)	(0.01)	(0.08)	—
Net asset value, end of year or period	$9.44	$10.74	$10.98	$9.99	$7.71

Total return(e)	(10.46)%	(1.51)%	10.04%	30.68%	(1.41)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,484	$1,487	$1,512	$2,119	$2,542
Ratio of expenses to average net assets:
Before expense reimbursements	2.17%	2.24%	1.98%	2.05%	2.12%
After expense reimbursements(c)	1.80%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.41)%	0.06%	(0.13)%	(0.37)%	0.26%
After expense reimbursements	(0.04)%	0.55%	0.10%	(0.07)%	0.63%
Portfolio turnover	82%	28%	44%	68%	49%

(a)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Financials Fund - Class S.
(b)	Calculated based upon average shares outstanding.
(c)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(d)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Financials Fund - Class A.
(e)	The total return calculation excludes and sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Icon Equity Fund
Institutional Shares(a)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$26.83	$27.11	$25.13	$18.70	$18.39
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.03)	(0.02)	(0.06)	(0.04)	0.04
Net gain/(loss) on securities (both realized and unrealized)	2.27	0.09	2.04	6.47	0.27
Total from investment operations	2.24	0.07	1.98	6.43	0.31
LESS DISTRIBUTIONS
Distributions from capital gains	(1.00)	(0.35)	—	—	—
Total distributions	(1.00)	(0.35)	—	—	—
Net asset value, end of year or period	$28.07	$26.83	$27.11	$25.13	$18.70

Total return	8.27%	0.56%	7.88%	34.39%	1.69%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$45,176	$12,764	$18,580	$11,259	$7,114
Ratio of expenses to average net assets:
Before expense reimbursements	1.35%	1.53%	1.38%	1.50%	1.63%
After expense reimbursements(c)	1.22%	1.25%	1.25%	1.25%	1.28%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.23)%	(0.36)%	(0.33)%	(0.43)%	(0.11)%
After expense reimbursements	(0.10)%	(0.08)%	(0.20)%	(0.18)%	0.24%
Portfolio turnover	65%	31%	36%	24%	20%

Icon Equity Fund
Investor Shares(d)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$25.81	$26.16	$24.33	$18.16	$17.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.09)	(0.09)	(0.14)	(0.11)	(0.01)
Net gain/(loss) on securities (both realized and unrealized)	2.17	0.09	1.97	6.28	0.26
Total from investment operations	2.08	—	1.83	6.17	0.25
LESS DISTRIBUTIONS
Distributions from capital gains	(1.00)	(0.35)	—	—	—
Total distributions	(1.00)	(0.35)	—	—	—
Net asset value, end of year or period	$26.89	$25.81	$26.16	$24.33	$18.16

Total return(e)	7.97%	0.31%	7.52%	33.98%	1.40%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$19,080	$4,894	$5,351	$7,003	$5,316
Ratio of expenses to average net assets:
Before expense reimbursements	1.67%	2.08%	1.83%	1.93%	1.95%
After expense reimbursements(c)	1.46%	1.55%	1.55%	1.55%	1.58%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.54)%	(0.92)%	(0.80)%	(0.87)%	(0.40)%
After expense reimbursements	(0.34)%	(0.39)%	(0.52)%	(0.49)%	(0.03)%
Portfolio turnover	65%	31%	36%	24%	20%

(a)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Long/Short Fund - Class S.
(b)	Calculated based upon average shares outstanding.
(c)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(d)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Long/Short Fund - Class A.
(e)	The total return calculation excludes and sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Icon Equity Income Fund
Institutional Shares(a)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of year	$18.00	$17.96	$17.61	$15.62		$14.36
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.43	0.50	0.53	0.61		0.60
Net gain/(loss) on securities (both realized and unrealized)	(1.12)	0.09	0.38	1.95		1.27
Total from investment operations	(0.69)	0.59	0.91	2.56		1.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.58)	(0.53)	(0.56)	(0.57)		(0.61)
Distributions from capital gains	(0.29)	(0.02)	—	—		—
Total distributions	(0.87)	(0.55)	(0.56)	(0.57)		(0.61)
Net asset value, end of year or period	$16.44	$18.00	$17.96	$17.61		$15.62

Total return	(4.03)%	3.45%	5.19%	16.53%		13.30%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$42,624	$51,853	$51,185	$57,062		$37,868
Ratio of expenses to average net assets:
Before expense reimbursements	1.30%	1.21%	1.16%	1.15%		1.24%
After expense reimbursements(c)	1.05%	0.99%	0.99%	1.05	%(d)	1.20%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.28%	2.66%	2.76%	3.50%		3.91%
After expense reimbursements	2.53%	2.88%	2.93%	3.60%		3.95%
Portfolio turnover	78%	117%	171%	206%		145%

Icon Equity Income Fund
Investor Shares(e)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of year	$17.96	$17.92	$17.56	$15.58		$14.29
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.38	0.46	0.49	0.54		0.56
Net gain/(loss) on securities (both realized and unrealized)	(1.12)	0.08	0.38	1.96		1.26
Total from investment operations	(0.74)	0.54	0.87	2.50		1.82
LESS DISTRIBUTIONS
Dividends from net investment income	(0.51)	(0.48)	(0.51)	(0.52)		(0.53)
Distributions from capital gains	(0.29)	(0.02)	—	—		—
Total distributions	(0.80)	(0.50)	(0.51)	(0.52)		(0.53)
Net asset value, end of year or period	$16.42	$17.96	$17.92	$17.56		$15.58

Total return(f)	(4.33)%	3.20%	4.98%	16.20%		12.97%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$37,563	$10,852	$10,685	$14,206		$16,775
Ratio of expenses to average net assets:
Before expense reimbursements	1.50%	1.50%	1.45%	1.45%		1.54%
After expense reimbursements(c)	1.29%	1.24%	1.24%	1.31	%(g)	1.45%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.08%	2.38%	2.48%	3.06%		3.64%
After expense reimbursements	2.29%	2.64%	2.69%	3.20%		3.73%
Portfolio turnover	78%	117%	171%	206%		145%

(a)	Formerly named ICON Equity Income Fund - Class S.
(b)	Calculated based upon average shares outstanding.
(c)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(d)	Effective January 26, 2017, the annual expense limitation rate changed from 1.20% to 0.99%.
(e)	Formerly named ICON Equity Income Fund - Class A
(f)	The total return calculation excludes any sales charges.
(g)	Effective January 26, 2017, the annual expense limitation rate changed from 1.45% to 1.24%.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Icon Flexible Bond Fund
Institutional Shares(a)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018(b)	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$9.36	$9.26	$9.43	$9.55	$9.20
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.40	0.36	0.36	0.37	0.34
Net gain/(loss) on securities (both realized and unrealized)	(0.28)	0.18	(0.19)	(0.11)	0.34
Total from investment operations	0.12	0.54	0.17	0.26	0.68
LESS DISTRIBUTIONS
Dividends from net investment income	(0.41)	(0.44)	(0.34)	(0.38)	(0.33)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.41)	(0.44)	(0.34)	(0.38)	(0.33)
Net asset value, end of year or period	$9.07	$9.36	$9.26	$9.43	$9.55

Total return	1.32%	6.02%	1.89%	2.82%	7.54%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$141,158	$143,633	$97,303	$80,467	$76,656
Ratio of expenses to average net assets:
Before expense reimbursements	1.01%	0.96%	0.92%	0.91%	0.93%
After expense reimbursements(d)	0.80%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.20%	3.70%	3.65%	3.80%	3.43%
After expense reimbursements	4.41%	3.91%	3.82%	3.96%	3.61%
Portfolio turnover	133%	144%	153%	169%	141%

Icon Flexible Bond Fund
Investor Shares(e)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018(b)	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$9.31	$9.21	$9.39	$9.51	$9.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.38	0.34	0.33	0.33	0.31
Net gain/(loss) on securities (both realized and unrealized)	(0.28)	0.18	(0.19)	(0.10)	0.34
Total from investment operations	0.10	0.52	0.14	0.23	0.65
LESS DISTRIBUTIONS
Dividends from net investment income	(0.39)	(0.42)	(0.32)	(0.35)	(0.31)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.39)	(0.42)	(0.32)	(0.35)	(0.31)
Net asset value, end of year or period	$9.02	$9.31	$9.21	$9.39	$9.51

Total return(f)	1.12%	5.76%	1.55%	2.48%	7.25%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$10,661	$5,733	$3,685	$3,859	$6,100
Ratio of expenses to average net assets:
Before expense reimbursements	1.32%	1.39%	1.45%	1.41%	1.38%
After expense reimbursements(d)	1.05%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	3.90%	3.29%	3.13%	3.13%	2.98%
After expense reimbursements	4.17%	3.68%	3.58%	3.54%	3.36%
Portfolio turnover	133%	144%	153%	169%	141%

(a)	Formerly named ICON Flexible Bond Fund - Class S.
(b)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.
(c)	Calculated based upon average shares outstanding.
(d)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(e)	Formerly named ICON Flexible Bond Fund - Class A.
(f)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Icon Health and Information Technology Fund
Institutional Shares(a)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$15.46	$17.19	$19.14	$17.96	$14.95
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.09)	(0.04)	(0.10)	(0.10)	(0.07)
Net gain/(loss) on securities (both realized and unrealized)	4.10	0.35	2.09	4.53	3.08
Total from investment operations	4.01	0.31	1.99	4.43	3.01
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	(0.08)	—	—
Distributions from capital gains	(0.72)	(2.04)	(3.86)	(3.25)	—
Total distributions	(0.72)	(2.04)	(3.94)	(3.25)	—
Net asset value, end of year or period	$18.75	$15.46	$17.19	$19.14	$17.96

Total return	26.59%	5.12%	11.82%	29.46%	20.13%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$109,619	$54,263	$61,474	$71,249	$48,953
Ratio of expenses to average net assets:
Before expense reimbursements	1.46%	1.49%	1.41%	1.42%	1.49%
After expense reimbursements(c)	1.46%	1.49%	1.41%	1.42%	1.49%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.54)%	(0.25)%	(0.60)%	(0.58)%	(0.46)%
After expense reimbursements	(0.54)%	(0.25)%	(0.60)%	(0.58)%	(0.46)%
Portfolio turnover	67%	92%	98%	116%	94%

Icon Health and Information Technology Fund
Investor Shares(d)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$14.74	$16.55	$18.55		$17.55	$14.65
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.13)	(0.07)	(0.16)		(0.15)	(0.11)
Net gain/(loss) on securities (both realized and unrealized)	3.91	0.30	2.02		4.40	3.01
Total from investment operations	3.78	0.23	1.86		4.25	2.90
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	(0.00	)(e)	—	—
Distributions from capital gains	(0.72)	(2.04)	(3.86)		(3.25)	—
Total distributions	(0.72)	(2.04)	(3.86)		(3.25)	—
Net asset value, end of year or period	$17.80	$14.74	$16.55		$18.55	$17.55

Total return(f)	26.31%	4.79%	11.43%		29.08%	19.80%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,948	$1,463	$2,101		$2,836	$2,631
Ratio of expenses to average net assets:
Before expense reimbursements	2.13%	2.30%	2.00%		2.01%	2.17%
After expense reimbursements(c)	1.76%	1.75%	1.75%		1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(1.21)%	(1.05)%	(1.20)%		(1.16)%	(1.12)%
After expense reimbursements	(0.83)%	(0.50)%	(0.95)%		(0.90)%	(0.70)%
Portfolio turnover	67%	92%	98%		116%	94%

(a)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Information Technology Fund - Class S.
(b)	Calculated based upon average shares outstanding.
(c)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(d)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Information Technology Fund - Class A.
(e)	Amount less than $(0.005).
(f)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Icon Natural Resources and Infrastructure Fund
Institutional Shares(a)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016(b)
Net asset value, beginning of year	$12.49	$16.45	$15.32	$12.82	$11.86
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.08	0.19	0.31	0.01	0.10
Net gain/(loss) on securities (both realized and unrealized)	(0.59)	(1.80)	1.01	2.56	1.80
Total from investment operations	(0.51)	(1.61)	1.32	2.57	1.90
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.33)	—	(0.07)	(0.06)
Distributions from capital gains	—	(2.02)	(0.19)	—	(0.88)
Total distributions	(0.20)	(2.35)	(0.19)	(0.07)	(0.94)
Net asset value, end of year or period	$11.78	$12.49	$16.45	$15.32	$12.82

Total return	(4.21)%	(7.63)%	8.68%	20.13%	17.24%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$98,786	$55,353	$76,916	$69,444	$65,787
Ratio of expenses to average net assets:
Before expense reimbursements	1.58%	1.70%	1.58%	1.52%	1.59%
After expense reimbursements(d)	1.48%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.58%	1.33%	1.86%	0.06%	0.70%
After expense reimbursements	0.68%	1.53%	1.94%	0.08%	0.79%
Portfolio turnover	134%	111%	117%	68%	81%

Icon Natural Resources and Infrastructure Fund
Investor Shares(e)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016(b)
Net asset value, beginning of year	$12.36	$16.25	$15.17	$12.73	$11.75
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.05	0.16	0.29	(0.03)	0.06
Net gain/(loss) on securities (both realized and unrealized)	(0.57)	(1.78)	0.98	2.54	1.81
Total from investment operations	(0.52)	(1.62)	1.27	2.51	1.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.25)	—	(0.07)	(0.01)
Distributions from capital gains	—	(2.02)	(0.19)	—	(0.88)
Total distributions	(0.20)	(2.27)	(0.19)	(0.07)	(0.89)
Net asset value, end of year or period	$11.64	$12.36	$16.25	$15.17	$12.73

Total return(f)	(4.40)%	(7.92)%	8.43%	19.81%	17.05%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$5,001	$2,733	$4,231	$5,629	$4,451
Ratio of expenses to average net assets:
Before expense reimbursements	2.10%	2.19%	1.86%	1.91%	2.02%
After expense reimbursements(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.07%	0.85%	1.71%	(0.35)%	0.24%
After expense reimbursements	0.42%	1.29%	1.82%	(0.19)%	0.51%
Portfolio turnover	134%	111%	117%	68%	81%

(a)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Natural Resources Fund - Class S.
(b)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(c)	Calculated based upon average shares outstanding.
(d)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(e)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survior, ICON Natural Resources Fund - Class A.
(f)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Icon Utilities and Income Fund(a)
Institutional Shares(b)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of year	$10.25	$8.85	$9.29	$9.49		$8.03
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.18	0.26	0.28	0.27		0.30
Net gain/(loss) on securities (both realized and unrealized)	(0.91)	1.45	0.07	0.59		1.43
Total from investment operations	(0.73)	1.71	0.35	0.86		1.73
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.26)	(0.31)	(0.27)		(0.27)
Distributions from capital gains	(0.33)	(0.05)	(0.48)	(0.79)		—
Total distributions	(0.53)	(0.31)	(0.79)	(1.06)		(0.27)
Net asset value, end of year or period	$8.99	$10.25	$8.85	$9.29		$9.49

Total return	(7.35)%	19.76%	4.17%	9.88%		21.74%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$25,038	$46,006	$30,883	$35,816		$43,864
Ratio of expenses to average net assets:
Before expense reimbursements	1.63%	1.57%	1.60%	1.54%		1.59%
After expense reimbursements(d)	1.28%	1.22%	1.22%	1.44	%(e)	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.62%	2.38%	2.82%	2.83%		3.15%
After expense reimbursements	1.97%	2.73%	3.20%	2.93%		3.24%
Portfolio turnover	24%	144%	156%	160%		168%

Icon Utilities and Income Fund(a)
Investor Shares(f)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of year	$10.07	$8.70	$9.14	$9.35		$7.92
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.16	0.23	0.25	0.24		0.28
Net gain/(loss) on securities (both realized and unrealized)	(0.91)	1.43	0.08	0.59		1.40
Total from investment operations	(0.75)	1.66	0.33	0.83		1.68
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.24)	(0.29)	(0.25)		(0.25)
Distributions from capital gains	(0.33)	(0.05)	(0.48)	(0.79)		—
Total distributions	(0.49)	(0.29)	(0.77)	(1.04)		(0.25)
Net asset value, end of year or period	$8.83	$10.07	$8.70	$9.14		$9.35

Total return(g)	(7.69)%	19.47%	3.97%	9.63%		21.29%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$4,797	$6,052	$5,540	$8,293		$15,868
Ratio of expenses to average net assets:
Before expense reimbursements	1.83%	1.77%	1.73%	1.84%		1.79%
After expense reimbursements(d)	1.53%	1.47%	1.47%	1.69	%(h)	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.45%	2.20%	2.62%	2.48%		3.10%
After expense reimbursements	1.75%	2.50%	2.88%	2.63%		3.14%
Portfolio turnover	24%	144%	156%	160%		168%

(a)	Formerly named ICON Utilities Fund.
(b)	Formerly named ICON Utilities Fund - Class S.
(c)	Calculated based upon average shares outstanding.
(d)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(e)	Effective July 1, 2017, the annual expense limitation rate changed from 1.50% to 1.22%.
(f)	Formerly named ICON Utilities Fund - Class A.
(g)	The total return calculation excludes any sales charges.
(h)	Effective July 1, 2017, the annual expense limitation rate changed from 1.75% to 1.47%.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Shelton Emerging Markets Fund(a)
Institutional Shares(b)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$14.82	$16.22	$15.90	$14.28	$12.95
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.03	0.31	0.31	0.07	(0.00	)(d)
Net gain/(loss) on securities (both realized and unrealized)	0.85	(1.24)	0.04	1.55	1.33
Total from investment operations	0.88	(0.93)	0.35	1.62	1.33
LESS DISTRIBUTIONS
Dividends from net investment income	(0.37)	(0.31)	(0.03)	—	—
Distributions from capital gains	—	(0.16)	—	—	—
Total distributions	(0.37)	(0.47)	(0.03)	—	—
Net asset value, end of year or period	$15.33	$14.82	$16.22	$15.90	$14.28

Total return	5.78%	(5.60)%	2.21%	11.34%	10.27%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$21,318	$41,845	$50,897	$51,833	$45,786
Ratio of expenses to average net assets:
Before expense reimbursements	1.89%	1.78%	1.61%	1.72%	1.85%
After expense reimbursements(e)	1.61%	1.56%	1.55%	1.55%	1.55%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.11)%	1.81%	1.83%	0.29%	(0.32)%
After expense reimbursements	0.17%	2.03%	1.89%	0.46%	(0.32)%
Portfolio turnover	59%	78%	63%	169%	156%

Shelton Emerging Markets Fund(a)
Investor Shares(f)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$14.73	$16.08	$15.77		$14.20	$12.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.01	0.14	0.24		0.06	(0.01)
Net gain/(loss) on securities (both realized and unrealized)	0.82	(1.10)	0.07		1.51	1.30
Total from investment operations	0.83	(0.96)	0.31		1.57	1.29
LESS DISTRIBUTIONS
Dividends from net investment income	(0.36)	(0.23)	(0.00	)(d)	—	—
Distributions from capital gains	—	(0.16)	—		—	—
Total distributions	(0.36)	(0.39)	(0.00)		—	—
Net asset value, end of year or period	$15.20	$14.73	$16.08		$15.77	$14.20

Total return(g)	5.48%	(5.87)%	1.97%		11.06%	9.99%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,432	$1,925	$6,436		$12,887	$9,072
Ratio of expenses to average net assets:
Before expense reimbursements	2.54%	2.26%	1.96%		2.12%	2.16%
After expense reimbursements(e)	1.89%	1.81%	1.80%		1.80%	1.80%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.61)%	0.45%	1.32%		0.08%	(0.43)%
After expense reimbursements	0.04%	0.90%	1.48%		0.40%	(0.02)%
Portfolio turnover	59%	78%	63%		169%	156%

(a)	Formerly named ICON Emerging Markets Fund.
(b)	Formerly named ICON Emerging Markets Fund - Class S.
(c)	Calculated based upon average shares outstanding.
(d)	Amount less than $(0.005).
(e)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f)	Formerly named ICON Emerging Markets Fund - Class A.
(g)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

ICON Funds	Notes to Financial Statements	September 30, 2020

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. The Trust consists of twelve separate series, eight of which are included in these financial statements. On August 13, 2020, the fiscal year end of the ICON Equity Fund, the ICON Equity Income Fund, the ICON Consumer Select Fund, the ICON Flexible Bond Fund, ICON Health and Information Technology Fund, The ICON Natural Resources Fund, the ICON Utilities and Income Fund, and the Shelton Emerging Markets Fund was changed from September 30 to December 31, effective December 31, 2020.

ICON Consumer Select Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 10, 2020. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Consumer Discretionary Fund, the ICON Financial Fund, and the ICON Consumer Staples Fund. The ICON Consumer Discretionary Fund and the ICON Financial Fund were reorganized into the Fund pursuant to a reorganization that that took place after the close of business on July 10, 2020. The ICON Consumer Staples Fund was reorganized into the Fund pursuant to a reorganization that took place after the close of business on July 31, 2020. All historic performance and financial information presented is that of the ICON Financial Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Financial Fund.

ICON Equity Fund is an open-end diversified series of the Trust. The inception date of the Fund is July 10, 2020. The Fund’s investment objective is to seek capital appreciation, with a secondary objective of capital preservation to provide long-term growth. The Fund is the successor fund to three series of ICON Funds, the ICON Fund, the ICON Long/Short Fund, and the ICON Opportunities Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Long/Short Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Long/Short Fund. The ICON Fund and the ICON Long/Short Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Fund.

ICON Equity Income Fund is an open-end diversified series of the Trust. The inception date of the Fund is July 10, 2020. The Fund’s investment objective is to seek modest capital appreciation and income. The Fund is the successor fund to two series of ICON Funds, the ICON Equity Income Fund (the “Predecessor Equity Income Fund”) and the ICON Risk-Managed Balanced Fund, pursuant to reorganizations that that took place after the close of business on July 10, 2020 and September 25, 2020, respectively. All historic performance and financial information presented is that of the Predecessor Equity Income Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Equity Income Fund. The Predecessor Equity Income Fund and the ICON Risk-Managed Balanced Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Income Fund.

ICON Flexible Bond Fund is an open-end diversified series of the Trust. The inception date of the Fund is July 10, 2020. The Fund’s investment objective is to seek maximum total return. The Fund is the successor fund to the ICON Flexible Bond Fund, a series of ICON Funds (the “Predecessor Flexible Bond Fund”), pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the Predecessor Flexible Bond Fund, which was the accounting and performance survivor of the reorganization. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Flexible Bond Fund. The Predecessor Flexible Bond Fund also had Class C shares, each of which were reorganized into the Investor Class of the ICON Flexible Bond Fund.

ICON Health and Information Technology Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 10, 2020. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to two series of ICON Funds, the ICON Information Technology Fund and the ICON Healthcare Fund pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Information Technology Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Information Technology Fund.

ICON Natural Resources and Infrastructure Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 10, 2020. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Energy Fund, the ICON Natural Resources Fund, and the ICON Industrials Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Natural Resources Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Natural Resources Fund. The ICON Energy Fund and the ICON Natural Resources Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Natural Resources and Infrastructure Fund.

ICON Utilities and Income Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 10, 2020. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Utilities Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Utilities Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Utilities Fund.

The Shelton Emerging Markets Fund is an open-end diversified series of the Trust. The inception date of the Fund is June 26, 2020. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Emerging Markets Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on June 26, 2020. All historic performance and financial information presented is that of the ICON Emerging Markets Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Emerging Markets Fund.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

ICON Funds	Notes to Financial Statements (Continued)	September 30, 2020

(a)    Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b)     Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c)    Short Sales — Short sales are transactions under which a Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d)    Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e)     Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f)     Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

ICON Funds	Notes to Financial Statements (Continued)	September 30, 2020

(g)     Concentration — Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h)     Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i)     Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j)     Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019) or expected to be taken in the Fund’s 2020 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(k)     Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at September 30, 2020 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets
ICON Consumer Select Fund	51,436,770	—	—	51,436,770
ICON Equity Fund	64,479,106	—	—	64,479,106
ICON Equity Income Fund	76,094,337	3,803,293	—	79,897,630
ICON Flexible Bond Fund	39,765,103	109,254,959	—	149,020,062
ICON Health and Information Technology Fund	111,725,104	—	—	111,725,104
ICON Natural Resources & Infrastructure Fund	103,606,207	—	—	103,606,207
ICON Utilities and Income Fund	29,822,557	—	—	29,822,557
Shelton Emerging Markets Fund	6,474,422	15,523,112	—	21,997,534

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of FYE
(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(l)     Disclosure about Derivative Instruments and Hedging Activities — The Fund has adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

(m)    LIBOR Transition Risk — The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR Will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds Is uncertain.

ICON Funds	Notes to Financial Statements (Continued)	September 30, 2020

(n)    COVID-19 Risks — A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

NOTE 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	% of Net Assets
ICON Consumer Select Fund	1.00%
ICON Equity Fund	0.75%
ICON Equity Income Fund	0.75%
ICON Flexible Bond Fund	0.60%
ICON Health and Information Technology Fund	1.00%
ICON Natural Resources & Infrastructure Fund	1.00%
ICON Utilities and Income Fund	1.00%
Shelton Emerging Markets Fund	1.00%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding certain compliance costs, extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the expense limits, for the period ended September 30, 2020 are as follows:

	Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
ICON Consumer Select Fund	1.50%	1.75%	5/20/21
ICON Equity Fund	1.25%	1.50%	5/20/21
ICON Equity Income Fund	0.99%	1.24%	5/20/21
ICON Flexible Bond Fund	0.75%	1.00%	5/20/21
ICON Health and Information Technology Fund	1.50%	1.75%	5/20/21
ICON Natural Resources & Infrastructure Fund	1.50%	1.75%	5/20/21
ICON Utilities and Income Fund	1.22%	1.47%	5/20/21
Shelton Emerging Markets Fund	1.55%	1.80%	5/20/21

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of the Advisor, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

ICON Funds	Notes to Financial Statements (Continued)	September 30, 2020

For the period ended September 30, 2020 the following were paid:

Fund	Investor Class 12b-1 Fees
ICON Consumer Select Fund	$3,820
ICON Equity Fund	$20,090
ICON Equity Income Fund	$31,821
ICON Flexible Bond Fund	$17,194
ICON Health and Information Technology Fund	$4,653
ICON Natural Resources & Infrastructure Fund	$6,767
ICON Utilities and Income Fund	$13,488
Shelton Emerging Markets Fund	$4,379

Management fees, administration fees, expense reimbursement from the Advisor, CCO fees and Trustees fees incurred during the period are included in the Statement of Operations.

NOTE 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended September 30, 2020 were as follows:

Fund	Purchases		Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
ICON Consumer Select Fund	$43,552,859	*	$30,026,391	$43,552,859	$30,026,391
ICON Equity Fund	48,265,520	*	19,039,711	48,265,520	19,039,711
ICON Equity Income Fund	58,341,189	*	54,106,627	58,341,189	54,106,627
ICON Flexible Bond Fund	212,247,431		204,564,362	212,247,431	204,564,362
ICON Health and Information Technology Fund	74,472,432	*	46,560,292	74,472,432	46,560,292
ICON Natural Resources & Infrastructure Fund	153,095,186	*	82,408,025	153,065,186	82,408,025
ICON Utilities and Income Fund	10,279,023		26,999,127	10,279,023	26,999,127
Shelton Emerging Markets Fund	17,021,705		40,799,540	17,021,705	40,799,540

*	Includes investments of merged Funds.

NOTE 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The reclassification was as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Accumulated Gain/(Loss)
ICON Consumer Select Fund	$(2,949)	$2,949
ICON Equity Fund	(93,820)	93,820

Tax Basis of Distributable Earnings: The tax character of distributable earnings at September 30, 2020 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Post October and Other Losses	Total Distributable Earnings
ICON Consumer Select Fund	$—	$—	$(3,676,923)	$9,345,190	$(1,639,379)	$4,028,888
ICON Equity Fund	—	—	(1,371,803)	19,738,164	(2,024,835)	16,341,526
ICON Equity Income Fund	434,371		(10,782)	1,612,648	(4,050,886)	(2,014,649)
ICON Flexible Bond Fund	52,550	—	(2,755,352)	(3,440,565)	(2,562,160)	(8,705,527)
ICON Health and Information Technology Fund	—	4,328,901	(1,558,987)	34,605,264	(88,885)	37,286,293
ICON Natural Resources & Infrastructure Fund	349,995	—	(214,746,473)	8,265,390	(34,497,291)	(240,628,379)
ICON Utilities and Income Fund	326,138	431,266	—	341,722	—	1,099,126
Shelton Emerging Markets Fund	50,001	—	(2,323,999)	4,807,228	(4,108,098)	(1,574,868)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales and PFICs.

ICON Funds	Notes to Financial Statements (Continued)	September 30, 2020

Capital Losses: Capital loss carry forwards, as of[DATE], available to offset future capital gains, if any, are as follows:

Expiring	ICON Consumer Select Fund*	ICON Equity Fund**	ICON Equity Income Fund	ICON Flexible Bond Fund
Long Term with No Expiration	$—	$(88,783)	$(6,106)	$(1,856,825)
Short Term with No Expiration	—	(33,365)	(4,676)	(898,527)
Long Term with Expiration	(1,077,051)	(1,249,655)	—	—
Short Term with Expiration	(2,599,872)	—	—	—
Total	$(3,676,923)	$(1,371,803)	$(10,782)	$(2,755,352)

Expiring	ICON Health and Information Technology Fund***	ICON Natural Resources & Infrastructure Fund****	ICON Utilities and Income Fund	Shelton Emerging Markets Fund
Long Term with No Expiration	$—	$(1,403,121)	$—	$(1,446,259)
Short Term with No Expiration	—	(4,454,852)	—	(877,740)
Long Term with Expiration	—	(119,947,054)	—	—
Short Term with Expiration	(1,558,987)	(88,941,446)	—	—
Total	$(1,558,987)	$(214,746,473)	$—	$(2,323,999)

*	Subject to an annual limitation of $270,264 under §382 of the Code through 2033, year 14 limit is $269,025 and year 15 is $164,730.
**	Subject to an annual limitation of $133,945 under §382 of the Code through 2030, year 11 limit is $44,150.
***	Subject to an annual limittion of $601,938 under §382 of the Code through 2023 and year 4 limit is $355,111.
****	Subject to an annual limittion of $678,984 under §382 of the Code through 2027, year 8 limit is $670,153 and an annual limitation if $577,350 thereafter.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended September 30, 2020 and September 30, 2019 are as follows:

Fund	Year	Return of Capital	Ordinary Income	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions
ICON Consumer Select Fund	2019	$—	$244,510	$—	$—	$244,510
	2020	—	336,028	471,401	—	807,429
ICON Equity Fund	2019	—	—	312,036	—	312,036
	2020	—	—	757,121	—	757,121
ICON Equity Income Fund	2019	—	2,166,210	39,923	—	2,206,133
	2020	—	2,533,730	916,555	—	3,450,285
ICON Flexible Bond Fund	2019	—	6,122,522	—	—	6,122,522
	2020	—	7,062,566	—	—	7,062,566
ICON Health and Information Technology Fund	2019	—	5,119,639	2,164,142	—	7,283,781
	2020	—	—	2,469,081	—	2,469,081
ICON Natural Resources & Infrastructure Fund	2019	—	5,186,377	5,752,876	—	10,939,253
	2020	—	917,284	—	—	917,284
ICON Utilities and Income Fund	2019	—	1,276,398	164,374	—	1,440,772
	2020	—	1,935,482	566,602	—	2,502,084
Shelton Emerging Markets Fund	2019	—	1,506,869	75,722	—	1,582,591
	2020	—	852,068	—	—	852,068

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended September 30, 2020.

ICON Funds	Notes to Financial Statements (Continued)	September 30, 2020

NOTE 5 – BORROWINGS

The ICON Trust entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street Bank to provide temporary funding for redemption requests. The maximum borrowing limit was $30 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The Line of Credit agreement/arrangement expired on March 16, 2020.

For the year ended September 30, the average outstanding loan by Fund was as follows:

Fund	Interest Expense on Statement of Operations	Maximum Borrowing (10/1/19 - 9/30/20)	Average Borrowing (10/1/19 - 9/30/20)*	Average Interest Rates (10/1/19 - 9/30/20)*
ICON Consumer Select Fund	$1,555	$4,343,303	$738,886	2.88%
ICON Equity Fund	379	226,544	66,961	3.01%
ICON Equity Income Fund	725	1,288,382	431,507	2.88%
ICON Flexible Bond Fund	62	406,749	406,749	2.86%
ICON Healthcare and Information Technology Fund	888	1,840,663	324,672	2.90%
ICON Natural Resources and Infrastructure Fund	1,581	2,069,506	392,536	2.85%
ICON Utilities and Income Fund	617	1,920,299	355,797	2.85%
Shelton Emerging Markets Fund	4,210	2,858,805	749,212	2.99%

*	The average is calculated based on the actual number of days with outstanding borrowings.

NOTE 6 – REORGANIZATIONS

On June 3, 2020, the shareholders of the ICON Consumer Discretionary Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Consumer Select Fund. ICON Consumer Select Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 10, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Consumer Discretionary Fund Pre-Reorganization Net Assets	New Shares issued to Shareholders of ICON Consumer Discretionary Fund	Consumer Select Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$18,792,740(a)	2,150,511	$25,279,178	$44,071,918	Non-taxable

(a)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(2,884,684) and $3,674,286, respectively, from the merged fund.

As of close of business on July 10, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Consumer Discretionary Fund– A Class	$13.13	1.5057	60,322	$526,159	$8.72	ICON Consumer Select Fund – Investor Class
ICON Consumer Discretionary Fund– S Class	$13.88	1.5880	2,090,189	$18,266,581	$8.74	ICON Consumer Select Fund – Institutional Class

On June 16, 2020, the shareholders of the ICON Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Equity Fund. The ICON Equity Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 10, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Fund Pre- Reorganization Net Assets	New Shares issued to Shareholders of ICON Fund	ICON Equity Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$36,394,016(a)	1,450,487	$14,773,317	$63,726,389(b)	Non-taxable

(a)	Includes appreciation in the amount of $8,350,876 from the merged fund.
(b)	Combined net assets include the reorganization net assets of the ICON Fund and ICON Opportunities Fund.

ICON Funds	Notes to Financial Statements (Continued)	September 30, 2020

As of close of business on July 10, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Fund– A Class	$16.76	0.6860	282,617	$6,902,840	$24.42	ICON Equity Fund – Investor Class
ICON Fund– C Class	$15.10	0.6184	255,155	$6,232,091	$24.42	ICON Equity Fund – Investor Class
ICON Fund– S Class	$18.05	0.7084	912,715	$23,259,085	$25.48	ICON Equity Fund – Institutional Class

On June 3, 2020, the shareholders of the ICON Opportunities Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Equity Fund. The ICON Equity Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 10, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Opportunities Fund Pre-Reorganization Net Assets	New Shares issued to Shareholders of ICON Opportunities Fund	ICON Equity Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$12,559,056(a)	492,833	$14,773,317	$63,726,389(b)	Non-taxable

(a)	Includes accumulated realized losses and unrealized depreciation in the amounts of $(1,285,585) and $(97,689), respectively, from the merged fund.
(b)	Combined net assets include the reorganization net assets of the ICON Fund and ICON Opportunities Fund.

As of close of business on July 10, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Opportunities Fund– S Class	$11.67	0.4580	492,833	$12,559,056	$25.48	ICON Equity Fund – Institutional Class

On July 10, 2020, the shareholders of the ICON Energy Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Natural Resources and Infrastructure Fund. The ICON Natural Resources and Infrastructure Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 10, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Energy Fund Pre- Reorganization Net Assets	New Shares issued to Shareholders of ICON Energy Fund	ICON Natural Resources and Infrastructure Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$52,836,082(a)	5,058,302	$38,697,651	$100,389,461(b)	Non-taxable

(a)	Includes accumulated realized losses and unrealized depreciation in the amounts of $(208,827,696) and $(30,537,973), respectively, from the merged fund.
(b)	Combined net assets include the reorganization net assets of the ICON Energy Fund and ICON Industrials Fund.

As of close of business on July 10, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Energy Fund– A Class	$5.72	0.5543	147,022	$1,518,698	$10.33	ICON Natural Resources and Infrastructure Fund – Investor Class
ICON Energy Fund– C Class	$5.42	0.5245	144,933	$1,497,135	$10.33	ICON Natural Resources and Infrastructure Fund – Investor Class
ICON Energy Fund– S Class	$5.78	0.5534	4,766,347	$49,820,249	$10.45	ICON Natural Resources and Infrastructure Fund – Institutional Class

ICON Funds	Notes to Financial Statements (Continued)	September 30, 2020

On June 3, 2020, the shareholders of the ICON Industrials Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Natural Resources and Infrastructure Fund. The ICON Natural Resources and Infrastructure Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 10, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Industrials Fund Pre- Reorganization Net Assets	New Shares issued to Shareholders of ICON Industrials Fund	ICON Natural Resources and Infrastructure Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$9,305,728(a)	890,908	$38,697,651	$100,389,461(b)	Non-taxable

(a)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(728,016) and $103,405, respectively, from the merged fund.
(b)	Combined net assets include the reorganization net assets of the ICON Energy Fund and ICON Industrials Fund.

As of close of business on July 10, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Industrials Fund– A Class	$13.29	1.2869	52,860	$546,034	$10.33	ICON Natural Resources and Infrastructure Fund – Investor Class
ICON Industrials Fund– S Class	$13.54	1.2958	838,048	$8,759,694	$10.45	ICON Natural Resources and Infrastructure Fund – Institutional Class

On July 10, 2020, the shareholders of the ICON Healthcare Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Healthcare and Information Technology Fund. ICON Healthcare and Information Technology Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 10, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Healthcare Fund Pre- Reorganization Net Assets	New Shares issued to Shareholders of ICON Healthcare Fund	ICON Healthcare and Information Technology Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$55,158,314(a)	3,127,315	$55,902,415	$111,060,729	Non-taxable

(a)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(1,709,471) and $11,006,000, respectively, from the merged fund.

As of close of business on July 10, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Healthcare Fund – A Class	$16.62	0.9910	93,171	$1,563,188	$16.78	ICON Healthcare and Information Technology Fund – Investor Class
ICON Healthcare Fund – S Class	$17.54	0.9930	3,034,144	$53,595,126	$17.66	ICON Healthcare and Information Technology Fund – Institutional Class

On July 24, 2020, the shareholders of the ICON Consumer Staples Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Consumer Select Fund. ICON Consumer Select Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 31, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Consumer Staples Fund Pre-Reorganization Net Assets	New Shares issued to Shareholders of ICON Consumer Staples Fund	Consumer Select Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$5,946,877(a)	657,151	$45,061,186	$51,008,063	Non-taxable

(a)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(886,480) and $642,576, respectively, from the merged fund.

ICON Funds	Notes to Financial Statements (Continued)	September 30, 2020

As of close of business on July 31, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Consumer Staples Fund– A Class	$6.69	0.7405	128,098	$1,157,308	$9.03	ICON Consumer Select Fund – Investor Class
ICON Consumer Staples Fund– S Class	$6.74	0.7440	529,053	$4,789,569	$9.05	ICON Consumer Select Fund – Institutional Class

On August 20th, 2020, the shareholders of the ICON Risk-Managed Balanced Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Equity Income Fund. The ICON Equity Income Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on September 25, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Risk-Managed Balanced Fund Pre- Reorganization Net Assets	New Shares issued to Shareholders of ICON Risk-Managed Balanced Fund	ICON Equity Income Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$23,191,045(a)	1,422,769	$56,406,450	$79,597,495	Non-taxable

(a)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(43,667) and $1,000,554, respectively, from the merged fund.

As of close of business on September 25, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Risk-Managed Balanced Fund – A Class	$15.03	0.9230	152,538	$2,483,964	$16.28	ICON Equity Income Fund – Investor Class
ICON Risk-Managed Balanced Fund – C Class	$14.00	0.8599	824,912	$13,433,024	$16.28	ICON Equity Income Fund – Investor Class
ICON Risk-Managed Balanced Fund – S Class	$15.43	0.9449	445,319	$7,274,057	$16.33	ICON Equity Income Fund – Institutional Class

Assuming the reorganizations had been completed on October 1, 2019, the beginning of the reporting period for each of the reorganizations, the pro forma results of operations for the year ended September 30, 2020, would be as follows:

	ICON Consumer Select Fund	ICON Equity Fund	ICON Health and Information Technology Fund	ICON Natural Resources and Infrastructure Fund
Net investment income/(loss)	$16,351	$(181,960)	$(516,488)	$1,704,171
Net realized gain/loss on investments	(2,394,731)	(1,462,864)	3,555,717	(47,358,723)
Change in unrealized appreciation/(depreciation) on investments	1,428,108	4,049,456	20,800,850	16,294,264
Net increase/(decrease) in net assets resulting from operations	$(950,272)	$2,404,632	$23,840,079	$(29,360,288)

NOTE 7 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
of SCM Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the ICON Consumer Select Fund, ICON Equity Fund, ICON Equity Income Fund, ICON Flexible Bond Fund, ICON Health and Information Technology Fund, ICON Natural Resources and Infrastructure Fund, ICON Utilities and Income Fund, and Shelton Emerging Markets Fund (the successor funds to the Funds formerly known as ICON Financial Fund, ICON Long/Short Fund, ICON Equity Income Fund, ICON Flexible Bond Fund, ICON Information Technology Fund, ICON Natural Resources Fund, ICON Utilities Fund, and ICON Emerging Markets Fund, respectively, the “Predecessor Funds”) (the “Funds”), each a series of SCM Trust (the “Trust”), including the schedules of investments, as of September 30, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2020, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended September 30, 2019 and the financial highlights for each of the four years in the period ended September 30, 2019 of the Predecessor Funds were audited by other auditors, and in their opinion dated November 25, 2019, they expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian and brokers, or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 30, 2020

ICON Funds	Additional Information	September 30, 2020

Fund Holdings

The Fund holdings shown in this report are as of September 30, 2020. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Funds’ Form N-PORT filings, when available, will be available on the SEC’s website at www.sec.gov. The information filed in the Form N-PORT, when available, also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the SCM Trust uses to determine how to vote proxies relating to portfolio securities, is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov. Because the Funds are newly organized, the Funds did not vote any proxies prior to June 30, 2020 and have not filed a proxy voting record. When available, the Funds’ proxy voting records relating to portfolio securities held during the 12-month period ended June 30, 2021 will be available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

Board Approval of the Investment Advisory Agreement (Unaudited) September 30, 2020

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees approve:

●	the Investment Advisory Agreement between SCM Trust, on behalf of the funds listed below, and CCM Partners d/b/a Shelton Capital Management (“Shelton Capital” or “SCM”) (the “Advisory Agreement”);

o	ICON Consumer Select Fund;

o	ICON Equity Fund;

o	ICON Equity Income Fund;

o	ICON Flexible Bond Fund;

o	ICON Health and Information Technology Fund;

o	ICON Natural Resources and Infrastructure Fund; and

o	ICON Utilities and Income Fund (collectively, the “ICON-Branded Funds”).

●	the Investment Advisory Agreement between SCM Trust, on behalf of the Shelton Emerging Markets Fund, and SCM (the “Emerging Markets Advisory Agreement”); and

●

the Sub-Advisory Agreement, between ICON Advisers, Inc. (“ICON”), SCM and SCM Trust (the “Sub-Advisory Agreement” and collectively with the Investment Advisory Agreement and the Emerging Markets Investment Advisory Agreement, each an “Advisory Agreement” and collectively, the “Advisory Agreements”).

At a meeting held in-person on February 5-6, 2020, the Board, including a majority of the Independent Trustees, considered and approved each Advisory and Sub-Advisory Agreement for an initial two-year period.

Prior to the Meeting, the Independent Trustees requested information from Shelton Capital, ICON and third-party sources. This information, together with other information provided by SCM and ICON formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. In anticipation of and as part of the process to consider the approval of the Investment Advisory Agreements between the ICON-Branded Funds and the Shelton Emerging Markets Fund and Shelton Capital, as well as the investment sub-advisory agreement between ICON and Shelton Capital with respect to the ICON-Branded Funds, legal counsel to the Independent Trustees requested certain information from Shelton Capital and ICON. In response to these requests, the Trustees received reports from Shelton Capital and ICON that addressed specific factors to be considered by the Trustees. The Trustees also received from independent legal counsel memoranda regarding the Trustees’ responsibilities pertaining to the approval of advisory and sub-advisory contracts.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the approval of the advisory agreement and ICON Sub-Advisory Agreement with SCM and ICON representatives, and in a private session with independent legal counsel at which representatives of SCM and ICON were not present. In deciding to approve the Advisory Agreement and ICON Sub-Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of SCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM makes available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was in a position to adequately manage matters related to the ICON-Branded Funds.

Board Approval of the Investment Advisory Agreement (Unaudited) (Continued) September 30, 2020

ICON, its personnel and its resources. The Board considered the depth and quality of ICON’s investment management process; the experience, capability and integrity of its management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered the operations and compliance environment at ICON. The Board determined that ICON was in a position to adequately manage matters related to the applicable Funds.

Other Services. The Board considered, in connection with the investment management services that would be provided by SCM and ICON to the Funds, including SCM’s and ICON’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services that would be provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM and ICON had the quality and depth of personnel and investment methods essential to performing its duties under the applicable advisory agreement and the ICON Sub-Advisory Agreement, and that the nature, extent and overall quality of such services to be provided by SCM and ICON, respectively, are satisfactory and reliable.

Investment Performance

The Trustees noted that since the ICON-Branded Funds and the Shelton Emerging Markets Fund have not yet begun operations, there was no performance information to be reviewed or analyzed at this time, but that performance information with respect to each fund within ICON Funds that, subject to shareholder approval, would be reorganized into the relevant ICON-Branded Funds or the Shelton Emerging Markets Fund (each, an “Acquired Fund”) compared to the performance of other funds in the industry that are found within the same performance group as defined by a third-party independent service provider for various periods ended May 31, 2019 was provided for the Board’s consideration. The Board considered the following with respect to the intended reorganizations where a single series within ICON Fund would be reorganized into an ICON-Branded Fund or the Shelton Emerging Markets Fund, as applicable for the periods ended May 31, 2019:

●	The Acquired ICON Utilities Fund’s performance was in the top quintile over the 1-year and 5-year periods, the third quintile over the 10-year period, and the fourth quintile over the 3-year period;

●

The Acquired ICON Flexible Bond Fund’s performance was in the second quintile for the 3-year period, the third quintile for the 5-year period, the fifth quintile for the 1-year period and ranked fifth out of five funds over the 10-year period.

●

The Acquired ICON Emerging Markets Fund’s performance was in the top quintile over the 5-year and 10-year periods, the fourth quintile over the 1-year period and the fifth quintile over the 3-year period.

With respect to each Reorganization where multiple Acquired ICON Funds would be reorganized into a single ICON-Branded Fund, keeping in mind the limitations of comparing the proposed combined fund following the Reorganizations with each individual Acquired Fund, the Board considered the following:

●

With respect to the Acquiring ICON Equity Fund, the Board noted that the performance of the Acquired ICON Long/Short Fund, the proposed performance survivor of Acquiring Fund following the Reorganization, was in the top quintile over the 3-year and 5-year periods, the third quintile over the 1-year period and ranked first out of two funds;

●

With respect to the Acquiring ICON Equity Income Fund, the performance of the Acquired ICON Equity Income Fund, the proposed performance survivor of the Acquiring Fund following the Reorganization, was in the third quintile with respect to the 5-year period, the fourth quintile with respect to the 1-year and 3-year periods, and ranked third out of four funds for the 10-year period;

●

With respect to the Acquiring ICON Consumer Select Fund, the performance of the Acquired ICON Financial Fund, the proposed performance survivor of the Acquiring Fund following the Reorganization, was in the fourth quintile with respect to its performance group for the 1-year and 3-year periods and in the fifth quintile with respect to its performance group for the 5-year and 10-year periods;

●

With respect to the Acquiring ICON Natural Resources and Infrastructure Fund, the performance of the Acquired ICON Natural Resources Fund, the proposed performance survivor of the Acquiring Fund following the Reorganization, was in the top quintile with respect to its performance group for the 3-year, 5-year and 10-year periods, and in the second quintile with respect to its performance group for the 1-year period;

●

With respect to the Acquiring ICON Health and Information Technology Fund, the performance of the Acquired ICON Information Technology Fund, the proposed performance survivor following the Reorganization, was in the fourth quintile with respect to its performance for the 1-year, 5-year and 10-year periods, and in the fifth quintile with respect to its performance group for the 3-year period.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Acquired Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the advisory fees and total fees and expenses of each Acquired Fund in comparison to the advisory fees and other fees and expenses of other funds in each Acquired Fund’s style category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates to be charged by Shelton Capital after taking into consideration the proposed expense limitation arrangements with respect to the ICON-Branded Funds and the Emerging Markets Fund. The Board also considered supplemental data from another third-party independent service provider supplied by ICON.

The Board noted that the actual management fees charged to each Acquired Fund were generally higher than the industry median for comparable funds.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Acquired Funds, were generally above the industry median for other comparable funds.

The Board also considered that Shelton Capital had contractually agreed to limit the ICON-Branded Funds’ and Shelton Emerging Markets Fund’s total annual operating expense ratios, which would be in effect through May 20, 2021 and could not be terminated by Shelton Capital without the consent of the Board.

Board Approval of the Investment Advisory Agreement (Unaudited) (Continued) September 30, 2020

In its consideration of fees to be paid to ICON for investment sub-advisory services it would provide to each ICON-Branded Fund, the Board noted that Shelton Capital would compensate ICON for sub-advisory services provided to the ICON-Branded Funds, and that the shareholders of each such ICON-Branded Fund would not pay a separate or additional fee to ICON under the ICON Sub-Advisory Agreement.

Comparable Accounts

The Board noted certain information provided by Shelton Capital and ICON regarding fees charged to other clients utilizing a strategy similar to that to be employed by the ICON-Branded Funds and the Shelton Emerging Markets Fund. ICON noted that there were no such comparable accounts. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s other clients employing a comparable strategy to each ICON-Branded Fund was not indicative of any unreasonableness with respect to the advisory fee to be payable by such ICON-Branded Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s and ICON’s projected costs to provide services to the ICON-Branded Funds and the Shelton Emerging Markets Fund, as applicable. The Board also reviewed the resulting projected level of profits to Shelton Capital and ICON, respectively, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital and ICON.

The Board noted its intention to monitor assets under management, and the resulting impact on Shelton Capital’s and ICON’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the ICON-Branded Funds and the Shelton Emerging Markets Fund, as applicable, require. The Board considered that there were currently no economies of scale accruing to SCM as the Funds have not yet launched. The Trustees also noted that Shelton Capital has contractually agreed to limit its advisory fees on the ICON-Branded Funds and Shelton Emerging Markets Fund so that those Funds do not exceed their respective specified operating expense limitations.

The Board also considered that Shelton Capital and ICON statements that each would not receive material indirect benefits from managing the applicable Funds.

Based on the foregoing, together with the other information provided to it at the Meeting, the Board concluded that the Shelton Emerging Markets Fund’s and each ICON-Branded Fund’s cost structure and projected level of profits for Shelton Capital and ICON, respectively, as applicable, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the approval of the advisory agreement between Shelton Capital and each ICON-Branded Fund and the Shelton Emerging Markets Fund and the ICON Sub-Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Advisory Agreement and ICON Sub-Advisory Agreement, the Board had received sufficient information to renew and approve the applicable Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Advisory Agreements and ICON Sub-Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to the Emerging Market Fund and each ICON-Branded Fund and its shareholders, that the Shelton Emerging Markets Fund’s and each ICON-Branded Fund’s shareholders should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital by the Shelton Emerging Markets Fund and the ICON-Branded Funds, and that the approval of the Advisory Agreements and the ICON Sub-Advisory Agreement was in the best interests of each Fund and its shareholders, as applicable.

Board of Trustees and Executive Officers

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s ten Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.
(c)	Not applicable
(d)	Not applicable
(e)	Not applicable
(f)	A copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	As of the end of the Reporting Period, Registrant does not have a named audit committee financial expert serving on its audit committee.
(a)(2)	Not applicable
(a)(3)	Since April 2011, no single independent trustee meets the criteria of "audit committee financial expert". The Board has determined that the collective skills of the audit committee members are sufficient to satisfy the requirements.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)	This Form N-CSR relates to certain series of SCM Trust into which series of ICON Funds were reorganized. The earliest of such reorganizations occurred on June 26, 2020. The series of SCM Trust for which ICON Advisers, Inc. currently serves as investment sub-adviser are referred to herein as the “ICON Funds.” The other series of SCM Trust covered by this Form N-CSR is referred to herein as the “Emerging Markets Fund.”

The following table presents the aggregate fees billed to the registrant with respect to the ICON Funds and the Emerging Markets Fund for the fiscal year that commenced on June 26, 2020, the date on which the earliest reorganization occurred, and ended September 30, 2020, for professional services rendered for the audit of the annual financial statements or services provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year.

9/30/20
Audit Fees	$102,000
Audit-Related Fees	0
Tax Fees *	24,000
All Other Fees	0
Total	$126,000

*	Tax Fees consist of the aggregate fees billed for professional services rendered to the ICON Funds and Shelton Emerging Markets Fund, series of SCM Trust, by the principal accountant for tax compliance, tax advice, and tax planning and specifically include fees for review or preparation of U.S. federal, state, local and excise tax returns; U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and tax advice regarding tax qualification.

(e)(1)	In accordance with the Audit Committee Charter, the Audit Committee shall pre-approve the engagement of the auditor, including the fees to be paid to the auditor, to provide any audit or non-audit services to the registrant and any non-audit services to the registrant’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant. The Chairman of the Audit Committee may pre-approve certain services to be provided by the auditor to the registrant. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(e) (2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.
(f)	N/A
(g)	The aggregate non-audit fees billed by the registrant’s accountant with respect to the ICON Funds and Emerging Markets Fund for services rendered to the registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, for the fiscal year that commenced on June 26, 2020, the date on which the earliest reorganization occurred (as further described in Item 4), and ended September 30, 2020 is $0.
(h)	N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”).
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: December 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: December 4, 2020

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: December 4, 2020